As filed with the Securities and Exchange Commission on April 29, 2020

File No. [	]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

( ) Pre-Effective Amendment No. ___

( ) Post-Effective Amendment No. ____

____________________

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

____________________

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant's Telephone Number, including Area Code (866) 831-7129

____________________

Jonathan Kreider

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

____________________

Copy to:

Ryan L. Logsdon

Vice President, Counsel & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

____________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock (par value $0.10 per share) of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Dear Shareholder,

We wish to provide you with some important information concerning your investment in one or more of the "Target Funds" listed in the table below. The Board of Directors of Great-West Funds, Inc. ("Great-West Funds") has approved reorganizations of each Target Fund into the corresponding "Acquiring Fund" listed in the table below. Each Target Fund and each corresponding Acquiring Fund is a series of Great-West Funds.

Target Fund (collectively the "Target Funds")	Acquiring Fund (collectively the "Acquiring Funds")
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

As a result of these reorganizations, effective on or about August 14, 2020, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund.

The Target Funds and the Acquiring Funds (collectively, the "Funds") share a common investment adviser, Great- West Capital Management, LLC ("GWCM"). Each of the Funds is a "fund-of-funds" that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the "GWL&A Contract") issued and guaranteed by Great-West Life & Annuity Insurance Company ("GWL&A"). The underlying mutual funds and the GWL&A Contract are referred to as the "Underlying Funds." Currently, each Target Fund has identical investment objectives and substantially similar investment strategies and risks as the corresponding Acquiring Fund.

The Target Funds and Acquiring Funds have similar performance; however, the Acquiring Funds have historically performed better due to higher allocations to equity Underlying Funds. Each Acquiring Fund's and each Target Fund's investment advisory fees are calculated at the annual rate of 0.12% of net assets. The majority of the Acquiring Funds have a total expense ratio that is slightly higher than the Target Funds because equity Underlying Funds (which are generally more costly than fixed income Underlying Funds) represent a higher proportion of the Acquiring Funds' allocations. Since the Acquiring Funds are expected to perform better due to higher allocations to equity Underlying Funds, shareholders of the Target Funds will pay a substantially similar total expense ratio upon effectiveness of the reorganizations.

Each reorganization is intended to be a tax-free reorganization for federal income tax purposes, and the closing of each reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, we anticipate that shareholders will not recognize any gains or losses as a direct result of these reorganizations.

Detailed information about the Agreement and Plan of Reorganization (the "Plan") and the reasons for the Board's approval of the Plan are contained in the enclosed materials.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION OF YOUR TARGET FUND. You will automatically receive shares of the corresponding Acquiring Fund in exchange for your shares of the Target Fund on or about August 14, 2020. If you have any questions, please contact us at (866) 831-7129.

If you have any questions after considering the enclosed materials, please call.

Sincerely,

Jonathan D. Kreider

President & Chief Executive Officer

Great-West Funds, Inc.

Important Information for Shareholders of Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, and Great-West Lifetime Conservative 2060 Fund

The enclosed Information Statement/Prospectus describes the contemplated reorganization of each "Target Fund" listed in the table below into the corresponding "Acquiring Fund" listed in the table below. For the sake of simplicity, the reorganizations are collectively referred to as "this reorganization." The Target Funds and the Acquiring Funds are collectively referred to herein as the "Funds" or individually as a "Fund."

Target Fund (collectively the "Target Funds")	Acquiring Fund (collectively the "Acquiring Funds")
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

Although we recommend that you read the complete Information Statement/Prospectus, for your convenience, we have provided the following brief overview of this reorganization. Please refer to the more complete information about this reorganization contained elsewhere in the Information Statement/Prospectus.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THIS REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

Q.Why am I receiving this Information Statement/Prospectus?

A.On April 21, 2020, the Board of Directors of Great-West Funds (the "Board") approved the reorganization of each Target Fund into the corresponding Acquiring Fund, as set forth in the table above. As of the close of business on the effective date of this reorganization, investments in the Institutional Class, Investor Class, and Service Class shares of each Target Fund will automatically become investments in the corresponding class of the corresponding Acquiring Fund with an equal total net asset value. You will not incur any fees or charges or any federal income tax liability as a direct result of this reorganization. We anticipate this reorganization will occur on or about August 14, 2020. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, individual retirement accounts, and/or qualified retirement plans (collectively, "Permitted Accounts").

Q.Why did we propose this reorganization for the Target Funds?

A.Each of the Funds is a "fund-of-funds" that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the "GWL&A Contract") issued and guaranteed by Great-West Life & Annuity Insurance Company ("GWL&A"). The Funds are "target date" funds, meaning they have an asset allocation strategy designed to meet certain investment goals based on an investor's investment horizon (such as projected retirement date) and personal objectives.

As a Fund approaches its respective target year (the presumed retirement year for the investor), it becomes more conservative as demonstrated by a declining allocation to equities.

The Board considered this reorganization upon the recommendation of GWCM, each Fund's investment adviser. GWCM recommended this reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes that this reorganization will benefit the Target Funds and their shareholders by, among other things, allowing the reorganization of each Target Fund into a fund with the same target date, identical investment objective and substantially similar investment strategies, investment risks, performance and total expense ratio. The Board has concluded that the proposed reorganizations of the Target Funds into the Acquiring Funds is in the best interest of each Target Fund and its shareholders, and that the Target Funds' existing shareholders will not be diluted as a result of the reorganizations. In reaching this conclusion, the Board considered a number of factors that are summarized below and discussed in greater detail in the enclosed materials.

Q.How do the fees and expenses compare?

A.Each Acquiring Fund's investment advisory fee is calculated at the annual rate of 0.12% of net assets, which is equal to the investment advisory fee payable by each Target Fund. Each share class of each Target Fund and the corresponding Acquiring Fund has identical Rule 12b-1 fees (0.10% for Service Class) and shareholder services fees (0.35% for Investor Class and Service Class). The acquired fund fees and expenses of the Funds are substantially similar across all share classes as of December 31, 2019. However, due to greater costs associated with the Acquiring Funds' higher allocations to equity Underlying Funds, as compared to the lower costs associated with the Target Funds' higher allocations to fixed income Underlying Funds, the total expense ratio among the Acquiring Funds is typically slightly higher than the Target Funds.

GWCM and Great-West Funds do not currently intend to terminate any fee waivers. However, you should be aware that fees and expenses may increase in the future because the applicable waivers may be terminated within 90 days prior to their respective termination dates. For details on fees and expenses, please see the section entitled "Fees and Expenses" in the Information Statement/Prospectus.

Q.Will shareholders of the Target Funds receive new shares in exchange for their current shares?

A.Yes. As part of the reorganization, each shareholder of a Target Fund will receive shares of the corresponding class of the corresponding Acquiring Fund in an amount equal to the total net asset value of the Target Fund shares surrendered by such shareholder, in each case as of the close of trading on the date of the reorganization.

Q.Will I have to pay federal income taxes as a result of this reorganization?

A.No. This reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. It is expected that shareholders of the Target Funds and investors who hold shares of the Target Funds through a variable annuity contract or variable life insurance policy will recognize no gains or losses for federal income tax purposes as a direct result of this reorganization. The section entitled "The Proposed Reorganization—Material Federal Income Tax Consequences" of the Information Statement/Prospectus provides additional information regarding the federal income tax consequences of this reorganization.

Q.Who will bear the costs of this reorganization?

A.GWCM will bear all expenses of this reorganization even if a reorganization is not completed, including legal costs, audit fees, and printing and mailing expenses. GWCM estimates the costs of this reorganization to be $195,300.

Q.What is the timetable for this reorganization?

A.Each reorganization is expected to occur at the close of business on or about August 14, 2020.

Q.Whom do I call if I have questions?

A.If you need any assistance, or have any questions regarding this reorganization, please call (866) 831-7129.

Information Statement/Prospectus

Dated [_______ ___, 2020]

Relating to the Acquisition of the Assets and Liabilities of each Target Fund by the Corresponding Acquiring Fund

Target Funds	Acquiring Funds
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

This Information Statement/Prospectus is being furnished to shareholders of the following series of Great-West Funds, Inc. ("Great-West Funds"), a Maryland corporation and an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act): Great-West Lifetime Conservative 2015; Great-West Lifetime Conservative 2020; Great-West Lifetime Conservative 2025; Great-West Lifetime Conservative 2030; Great-West Lifetime Conservative 2035; Great-West Lifetime Conservative 2040; Great-West Lifetime Conservative 2045; Great-West Lifetime Conservative 2050; Great-West Lifetime Conservative 2055; and Great-West Lifetime Conservative 2060 Funds (each a "Target Fund" and, collectively, the "Target Funds") in connection with the reorganization of each Target Fund into the corresponding Acquiring Fund as set forth in the chart above (each an "Acquiring Fund" and collectively, the "Acquiring Funds"). Each Acquiring Fund is also a series of Great-West Funds. The Target Funds and the Acquiring Funds are referred to herein collectively as the "Funds" and individually as a "Fund."

Upon completion of this reorganization, holders of Institutional Class, Investor Class, and Service Class shares of each Target Fund will receive shares of the corresponding class of the corresponding Acquiring Fund with the same target date and with the same total net asset value as that of the Target Fund shares surrendered by such shareholders, in each case as of the close of trading on the closing date of this reorganization. The Board has determined that this reorganization is in the best interests of the shareholders of the Target Funds and the Acquiring Funds. The address, principal executive office and telephone number of Great-West Funds is 8515 East Orchard Road, Greenwood Village, Colorado 80111 and (866) 831-7129.

_________________________

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

_________________________

This Information Statement/Prospectus concisely sets forth the information shareholders of the Target Funds should know about this reorganization (in effect, investing in Institutional Class, Investor Class, and Service Class shares of the corresponding Acquiring Funds) and constitutes an offering of Institutional, Investor Class, and Service Class shares of common stock, par value $0.10 per share, of the Acquiring Funds. Please read it carefully and retain it for future reference.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THIS REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

The following document has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Information Statement/Prospectus by reference and also accompanies this Information Statement/Prospectus:

i.the Acquiring Funds' prospectus, dated April 29, 2020, as supplemented through the date of this Information Statement/Prospectus;

The following documents contain additional information about the Funds, have been filed with the SEC and are incorporated into this Information Statement/Prospectus by reference:

i.the Great-West Funds' prospectuses, dated April 29, 2020, as supplemented through the date of this Information Statement/Prospectus, only insofar as they relate to the Target Funds;

ii.the Funds' audited financial statements as of December 31, 2019, and the report of Deloitte &

Touche LLP, an independent registered public accounting firm, as contained in the Funds' annual reports for the fiscal year ended December 31, 2019.

iii.the statement of additional information relating to the proposed reorganizations, dated [

________, __, 2020] (the "Reorganization SAI");

iv.the Great-West Funds' statement of additional information dated April 29, 2020 (the "SAI"), as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Funds.

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling (866) 831-7129 or writing to Great-West Funds, Inc., Attn: Secretary, 8515 East Orchard Road, Greenwood Village, Colorado 80111. If you wish to request the Reorganization SAI, please ask for the "Reorganization SAI."

Great-West Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Great-West Funds (including the registration statement relating to the Acquiring Funds on Form N-14 of which this Information Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. As of the date of this Information Statement/Prospectus, the Public Reference Room is closed due to the COVID-19 pandemic. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC's Internet site at http://www.sec.gov.

TABLE OF CONTENTS
Summary......................................................................................................................................................................	3
Background ....................................................................................................................................................	3
The Reorganization ........................................................................................................................................	4
Reasons for the Proposed Reorganization ......................................................................................................	4
Distribution, Purchase, Redemption, Exchange of Shares and Dividends .....................................................	4
Material Federal Income Tax Consequences of the Reorganization ..............................................................	4
Comparison of the Funds.............................................................................................................................................	4
Investment Objectives ....................................................................................................................................	4
Investment Strategies .....................................................................................................................................	5
Principal Investment Risks .............................................................................................................................	9
Temporary Investment Strategies................................................................................................................	12
Fees and Expenses.......................................................................................................................................	12
Portfolio Turnover.......................................................................................................................................	24
Investment Restrictions ................................................................................................................................	25
Performance Information .............................................................................................................................	25
Investment Adviser ......................................................................................................................................	40
Advisory Fees..............................................................................................................................................	41
Legal Proceedings ........................................................................................................................................	41
Directors and Officers ..................................................................................................................................	42
Purchase and Sale of Fund Shares...............................................................................................................	42
Tax Information...........................................................................................................................................	42
Payments to Broker-Dealers and Other Financial Intermediaries ................................................................	42
Further Information ......................................................................................................................................	42
The Proposed Reorganization....................................................................................................................................	43
Description of Securities to be Issued ..........................................................................................................	44
Continuation of Shareholder Accounts and Plans; Share Certificates.........................................................	44
Service Providers.........................................................................................................................................	44
Material Federal Income Tax Consequences...............................................................................................	44
Reorganization Expenses .............................................................................................................................	46
Capitalization ...............................................................................................................................................	46
Legal Matters...............................................................................................................................................	52
Information Filed with the Securities and Exchange Commission..............................................................	52
Financial Highlights .....................................................................................................................................	52
The Board's Approval of the Reorganization .............................................................................................................	52
Compatibility of Investment Objectives, Principal Investment Strategies, and Related Risks ...................	53
Investment Performance and Portfolio Management ...................................................................................	53
Fees and Expense Ratios ..............................................................................................................................	53
Federal Income Tax Consequences of the Reorganization..........................................................................	53
Costs of the Reorganization .........................................................................................................................	53
Dilution" ....................................................................................................................................................	54
Effect on Shareholder Rights .......................................................................................................................	54
Alternatives to the Reorganization ...............................................................................................................	54
Potential Benefits to GWCM and its Affiliates ............................................................................................	54
Conclusion...................................................................................................................................................	54
Information about Ownership of Shares of the Fund.................................................................................................	54
Outstanding Shares......................................................................................................................................	54
Beneficial Ownership ...................................................................................................................................	55
Appendix A – Agreement and Plan of Reorganization............................................................................................	A-1

SUMMARY

The following is a summary of the more complete information contained in this Information Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the Agreement and Plan of Reorganization. Once this reorganization is complete, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund, and will cease to be shareholders of any Target Fund. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, individual retirement accounts, qualified retirement plans, or college savings programs (collectively, "Permitted Accounts").

Shareholders should read the entire Information Statement/Prospectus carefully together with the Acquiring Funds' Prospectus that accompanies this Information Statement/Prospectus, and which is incorporated herein by reference. This Information Statement/Prospectus constitutes an offering of Institutional Class, Investor Class, and Service Class shares of the Acquiring Funds only.

Background

Four of the Target Funds and their respective Acquiring Funds – (i) Great-West Lifetime Conservative 2020 Fund and Great-West Lifetime 2020 Fund, (ii) Great-West Lifetime Conservative 2030 Fund and Great-West Lifetime 2030,

(iii)Great-West Lifetime Conservative 2040 Fund and Great-West Lifetime 2040, and (iv) Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime 2050 – were launched on April 28, 2016.

Share classes of five of the Target Funds and their respective Acquiring Funds – (i) Great-West Lifetime Conservative 2015 Fund and Great-West Lifetime 2015 Fund, (ii) Great-West Lifetime Conservative 2025 Fund and Great-West Lifetime 2025 Fund, (iii) Great-West Lifetime Conservative 2035 Fund and Great-West Lifetime 2035 Fund, (iv) Great-West Lifetime Conservative 2045 Fund and Great-West Lifetime 2045 Fund, and (v) Great-West Lifetime Conservative 2055 Fund and Great-West Lifetime 2055 Fund – were launched on various dates as follows: Institutional Class - May 1, 2015, and Investor Class and Service Class – May 1, 2009.

Great-West Lifetime Conservative 2060 Fund and Great-West Lifetime 2060 Fund were launched on May 1, 2019.

Great-West Capital Management, LLC ("GWCM") has been the adviser to each Fund since its inception. The Funds are managed by an Asset Allocation Committee of GWCM comprised of Andrew Corwin and Maria Mendelsberg.

Each Fund is a "fund-of-funds" that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the "GWL&A Contract") issued and guaranteed by Great-West Life & Annuity Insurance Company ("GWL&A"). The underlying mutual funds and the GWL&A Contract are referred to as the "Underlying Funds."

The Funds are "target date" funds, meaning they have an asset allocation strategy designed to meet certain investment goals based on an investor's investment horizon (such as projected retirement date) and personal objectives (a "Target Date Strategy").

As a Fund approaches its respective target year (the presumed retirement year for the investor), it becomes more conservative as demonstrated by a declining allocation to equities. For more details regarding the differences in asset allocations, please see "Investment Strategies" below.

The Target Funds and Acquiring Funds have similar performance; however, the Acquiring Funds have historically performed better due to higher allocations to equity Underlying Funds.

The Acquiring Funds and the Target Funds investment advisory fees are calculated at the annual rate of 0.12% of a Fund's net assets. Each share class of the Target Funds and Acquiring Funds has identical Rule 12b-1 fees (0.10% for Service Class) and shareholder services fees (0.35% for Investor Class and Service Class). The acquired fund fees and expenses of the Funds are substantially similar across all share classes as of December 31, 2019. However, due to greater costs associated with the Acquiring Funds' higher allocations to equity Underlying Funds, as compared to the lower costs associated with the Target Funds' higher allocations to fixed income Underlying Funds, the total expense ratios of the Acquiring Funds are typically slightly higher than the Target Funds.

This Reorganization

This Information Statement/Prospectus is furnished to shareholders of the Target Funds in connection with the combination of the Target Funds with and into the corresponding Acquiring Funds pursuant to the terms and conditions of the Agreement and Plan of Reorganization entered into by Great-West Funds, on behalf of the Funds, and GWCM (the "Agreement"). The Agreement provides for (i) the transfer of all the assets of each Target Fund to the corresponding Acquiring Fund in exchange for Institutional Class, Investor Class, and Service Class shares of common stock, par value $0.10 per share, of such Acquiring Fund and the assumption by the corresponding Acquiring Fund of all the liabilities of such Target Fund; and (ii) the distribution by each Target Fund of Institutional Class, Investor Class, and Service Class shares of the corresponding Acquiring Fund to the holders of the Target Fund's Institutional Class, Investor Class, and Service Class shares, respectively, resulting in the complete liquidation and termination of the Target Funds. The Board unanimously approved this reorganization and the Agreement at a meeting held on April 21, 2020. Once this reorganization is completed, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund.

It is anticipated that the closing of this reorganization (the "Closing") will occur at the close of business on or about August 14, 2020 (the "Closing Date"), but it may be at a different time as described herein. For a more detailed discussion about this reorganization, please see "The Proposed Reorganization" below.

Reasons for this Proposed Reorganization

The Board believes that this proposed reorganization would be in the best interests of the shareholders of the Target Funds and the Acquiring Funds. For a more detailed discussion of the Board's considerations regarding the approval of this reorganization, see "The Board's Approval of this Reorganization" below.

Distribution, Purchase, Redemption, Exchange of Shares and Dividends

The Funds have identical procedures for purchasing, exchanging and redeeming shares for each share class. Each Fund offers four classes of shares: Institutional Class, Investor Class, Service Class, and Class L. However, Class L shares of the Target Funds have not yet commenced operations. As such, only Institutional Class, Investor Class, and Service Class shares of the Target Funds will be exchanged for shares of the corresponding classes of the Acquiring Funds as a result of this reorganization. The corresponding classes of each Fund have the same investment eligibility criteria. Each Fund normally declares and pays dividends from net investment income, if any, semi-annually. For each Fund, any capital gains are normally distributed at least once a year. See "Comparison of the Funds— Purchase and Sale of Fund Shares" below for a more detailed discussion.

Material Federal Income Tax Consequences of the Reorganization

It is expected that none of the Funds or their respective shareholders will recognize gains or losses for federal income tax purposes as a direct result of this reorganization. For a more detailed discussion of the federal income tax consequences of this reorganization, please see "The Proposed Reorganization—Material Federal Income Tax Consequences" below.

COMPARISON OF THE FUNDS

Investment Objectives

Each Target Fund and its corresponding Acquiring Fund have identical investment objectives. For example, the investment objectives of both the Great-West Lifetime Conservative 2015 Fund and the Great-West Lifetime 2015 Fund are to seek income and secondarily, capital growth. The investment objectives of all other Target Funds and their respective Acquiring Funds are to seek capital appreciation and income consistent with their current asset allocation, and after the applicable target year, to primarily seek income and secondarily seek capital growth.

Investment Strategies

The Target Funds and the Acquiring Funds have substantially similar principal investment strategies, the only difference being that the Acquiring Funds have slightly higher allocations to equity Underlying Funds and lower allocations to fixed income Underlying Funds than the Target Funds. The Acquiring Funds are generally riskier due to their higher equity securities allocations, which may result in higher equity securities risk exposure.

The principal investment strategies for each Fund are as follows:

The Funds seek to achieve their objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors who retired in the respective target year or are planning to retire in (or otherwise begin using the invested funds on), or close to, each Fund's respective target year. The Funds are designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Each Target Fund and its corresponding Acquiring Fund have the same target date.

Depending on its risk profile and proximity to its respective target year, each Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income, and/or preservation of capital. Each Fund currently expects (as of the date of this Information Statement/Prospectus) to invest part of its net assets in Underlying Funds that invest primarily in equity securities and part of its net assets in Underlying Funds that invest primarily in fixed income securities. Among the Underlying Funds, the Funds may also invest in the GWL&A Contracts. Over time, each Fund's asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives.

The following table demonstrates, under normal circumstances, how each Fund currently expects (as of the date of this Information Statement/Prospectus) to allocate among equity, fixed income and real estate Underlying Funds.

Please note that each Fund's allocations between equity, fixed income and real estate Underlying Funds will change over time as further described in this Information Statement/Prospectus.

Target Fund	Equity Fund	Fixed Income Fund	Real Estate Fund
	Allocation	Allocation	Allocation
Great-West Lifetime Conservative 2015 Fund	20-40%	60-80%	0-10%
Great-West Lifetime Conservative 2020 Fund	25-45%	55-75%	0-10%
Great-West Lifetime Conservative 2025 Fund	30-50%	50-70%	0-10%
Great-West Lifetime Conservative 2030 Fund	35-55%	45-65%	0-10%
Great-West Lifetime Conservative 2035 Fund	45-65%	35-55%	0-10%
Great-West Lifetime Conservative 2040 Fund	55-75%	25-45%	0-10%
Great-West Lifetime Conservative 2045 Fund	65-85%	15-35%	0-10%
Great-West Lifetime Conservative 2050 Fund	70-90%	10-30%	0-10%
Great-West Lifetime Conservative 2055 Fund	70-90%	10-30%	0-10%
5

Great-West Lifetime Conservative 2060 Fund	70-90%	10-30%	0-10%

Acquiring Fund	Equity Fund	Fixed Income Fund	Real Estate Fund
	Allocation	Allocation	Allocation
Great-West Lifetime 2015 Fund	35-55%	45-65%	0-10%
Great-West Lifetime 2020 Fund	40-60%	40-60%	0-10%
Great-West Lifetime 2025 Fund	45-65%	35-55%	0-10%
Great-West Lifetime 2030 Fund	55-75%	25-45%	0-10%
Great-West Lifetime 2035 Fund	65-85%	15-35%	0-10%
Great-West Lifetime 2040 Fund	75-95%	5-25%	0-10%
Great-West Lifetime 2045 Fund	80-98%	2-20%	0-10%
Great-West Lifetime 2050 Fund	80-98%	2-20%	0-10%
Great-West Lifetime 2055 Fund	80-98%	2-20%	0-10%
Great-West Lifetime 2060 Fund	80-98%	2-20%	0-10%

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The asset allocation strategies are the same for each Target Fund and its corresponding Acquiring Fund. The Underlying Funds and asset classes are identical for all Funds. However, as of the date of this Information Statement/Prospectus, target allocations to each asset class differ among the Funds. The following tables summarize the asset allocation ranges for each Target Fund and its corresponding Acquiring Fund:

Great-West Lifetime Conservative 2015 Fund and Great-West Lifetime 2015 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		10.26%	16.24%

Mid Cap		4.40%	6.96%

Small Cap		2.40%	3.30%

International		5.74%	9.56%

Emerging Markets		1.62%	2.70%

Bond		52.34%	41.39%

Real Estate		3.38%	4.18%

Short Term Bond/Cash*		19.86%	15.67%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2020 Fund and Great-West Lifetime 2020 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		11.65%	17.92%

Mid Cap		4.99%	7.68%

Small Cap		2.95%	4.03%

	6

International		6.98%	11.16%

Emerging Markets		2.08%	3.32%

Bond		51.41%	39.15%

Real Estate		3.54%	4.26%

Short Term Bond/Cash*		16.40%	12.48%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2025 Fund and Great-West Lifetime 2025 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		13.31%	20.21%

Mid Cap		5.70%	8.67%

Small Cap		3.63%	4.98%

International		8.50%	13.30%

Emerging Markets		2.66%	4.16%

Bond		49.43%	35.07%

Real Estate		3.70%	4.34%

Short Term Bond/Cash*		13.07%	9.27%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2030 Fund and Great-West Lifetime 2030 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		15.44%	23.36%

Mid Cap		6.62%	10.01%

Small Cap		4.51%	6.27%

International		10.51%	16.22%

Emerging Markets		3.46%	5.34%

Bond		45.76%	28.28%

Real Estate		3.86%	4.44%

Short Term Bond/Cash*		9.84%	6.08%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2035 Fund and Great-West Lifetime 2035 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		18.44%	26.65%

Mid Cap		7.91%	11.42%

Small Cap		5.74%	7.78%

International		13.35%	19.52%

Emerging Markets		4.62%	6.74%

Bond		39.23%	19.97%

	7

Real Estate		4.04%	4.52%

Short Term Bond/Cash*		6.67%	3.40%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2040 Fund and Great-West Lifetime 2040 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		21.80%	28.98%

Mid Cap		9.35%	12.42%

Small Cap		7.23%	9.14%

International		16.78%	22.36%

Emerging Markets		6.10%	8.10%

Bond		30.60%	12.76%

Real Estate		4.20%	4.60%

Short Term Bond/Cash*		3.94%	1.64%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2045 Fund and Great-West Lifetime 2045 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		24.41%	29.77%

Mid Cap		10.48%	12.75%

Small Cap		8.63%	10.10%

International		19.97%	24.18%

Emerging Markets		7.60%	9.18%

Bond		22.47%	8.56%

Real Estate		4.38%	4.68%

Short Term Bond/Cash*		2.06%	0.78%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime 2050 Fund:

Asset Class		Target Fund	Acquiring Fund
Large Cap		25.50%	29.33%

Mid Cap		10.94%	12.57%

Small Cap		9.53%	10.67%

International		22.12%	25.08%

Emerging Markets		8.82%	9.96%

Bond		17.45%	7.17%

Real Estate		4.54%	4.76%

Short Term Bond/Cash*		1.10%	0.46%

	8

*Includes the GWL&A Contract.

Great-West Lifetime Conservative 2055 Fund and Great-West Lifetime 2055 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	25.31%	28.46%

Mid Cap	11.86%	12.20%

Small Cap	10.02%	11.08%

International	23.28%	25.60%

Emerging Markets	9.72%	10.64%

Bond	15.15%	6.75%

Real Estate	4.70%	4.84%

Short Term Bond/Cash*	0.96%	0.43%

*Includes the GWL&A Contract.
Great-West Lifetime Conservative 2060 Fund and Great-West Lifetime 2060 Fund:
Asset Class	Target Fund	Acquiring Fund
Large Cap	24.64%	27.49%

Mid Cap	10.56%	11.79%

Small Cap	10.29%	11.45%

International	24.00%	26.04%

Emerging Markets	10.46%	11.30%

Bond	14.30%	6.60%

Real Estate	4.86%	4.92%

Short Term Bond/Cash*	0.89%	0.41%

*Includes the GWL&A Contract.

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments.

The Funds will rebalance their holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

In evaluating this reorganization, each Target Fund shareholder should consider the risks of investing in the corresponding Acquiring Fund, which are substantially similar to those of the Target Fund. The principal investment risks of investing in the Acquiring Funds are described in the following section entitled "Principal Investment Risks."

Principal Investment Risks

Each Target Fund and its corresponding Acquiring Fund have substantially similar principal investment risks, the only difference being that since the Acquiring Funds have slightly higher allocations to equity Underlying Funds, the Acquiring Funds are generally riskier.

The following is a summary of the principal investment risks of investing in the Funds:

Fund-of Funds Structure Risk

∙Since each Fund invests directly in Underlying Funds, all risks associated with the eligible Underlying Funds apply to each Fund. To the extent a Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

∙Since each Fund invests in Underlying Funds, you bear your proportionate share of expenses of the Fund and, indirectly, of the Underlying Funds, resulting in an additional layer of expenses.

∙Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the

"1940 Act"), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of a Fund's securities may be more susceptible to any single economic, political, or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contracts in which the Funds invest have a stable principal value and pay a fixed rate of interest to the Funds. GWL&A guarantees the principal and a minimum rate of interest on investments in a GWL&A Contract. However, if GWL&A becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest.

Target Date Fund Risk - Investments in target date funds are subject to the risks of their Underlying Funds. The year in each Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). Each Fund's asset allocation is adjusted to become more conservative over time based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.

The following risks associated with Underlying Fund investments may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Underlying Funds may invest in derivative instruments, including but not limited to, futures contracts, forward contracts, options, and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates, or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund's use of derivative contracts will work as intended.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, political uncertainties, and currency exchange rate volatility than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that an Underlying Fund's income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make interest payments and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political, and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Index Risk - The value of a mutual fund designed to track the performance of a specified securities benchmark index ("Index Fund") will generally decline when the performance of its benchmark index declines. The benchmark index may perform unfavorably and/or underperform the market as a whole. An Index Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause an Index Fund's return to be lower than if an Index Fund employed an active strategy. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Investment Style Risk - Because the Funds invest in Underlying Funds with both growth and value characteristics, a Fund's share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for a specific type of security, it can become difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Underlying Fund's share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in an Underlying Fund's net asset value. Increased redemptions due to a rise in interest rates may require an Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk - A strategy used by an Underlying Fund's portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector, or the market as a whole.

Real Estate Investment Trust ("REIT") / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental, or technological factors that affect property values, rents, or real estate occupancies.

Small, Medium, and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources. There is also generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, an Underlying Fund may also have limited legal recourse against the defaulting government entity.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in a Fund or an Underlying Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Temporary Investment Strategies

Each Acquiring Fund, like its corresponding Target Fund, may hold cash or cash equivalents and may invest up to 100% of its assets in money market instruments, as deemed appropriate by GWCM, for temporary defensive purposes to respond to adverse market, economic, or political conditions. Should an Acquiring Fund take this action, it may be inconsistent with the Acquiring Fund's principal investment strategies and the Acquiring Fund may not achieve its investment objective.

Money market instruments include a variety of short-term fixed income securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of any Fund's shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Fees and Expenses

The tables below provide information about the fees and expenses attributable to Institutional Class, Investor Class, and Service Class shares of the Funds, and the pro forma fees and expenses of each combined fund. The pro forma fees and expenses are based on the amounts shown in the table for each Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of your investment's value)

	Great-West
	Lifetime
	Conservative	Great-West
	2015	Lifetime 2015	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
	12

Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.35%	0.37%	0.37%
Investor Class	0.35%	0.37%	0.37%
Service Class	0.35%	0.37%	0.37%
Total Annual Fund Operating Expenses1
Institutional Class	0.47%	0.49%	0.49%
Investor Class	0.82%	0.84%	0.84%
Service Class	0.92%	0.94%	0.94%
Fee Waiver and Expense Reimbursement2
Institutional Class	0.05%	0.04%	0.04%
Investor Class	0.05%	0.04%	0.04%
Service Class	0.05%	0.04%	0.04%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.42%	0.45%	0.45%
Investor Class	0.77%	0.80%	0.80%
Service Class	0.87%	0.90%	0.90%

	Great-West
	Lifetime
	Conservative	Great-West
	2020	Lifetime 2020	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%

1The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

2GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement's current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under a separate agreement, GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same "group of investment companies" (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund ("Unaffiliated Fund(s)") by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement's current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.36%	0.39%	0.39%
Investor Class	0.36%	0.39%	0.39%
Service Class	0.36%	0.39%	0.39%
Total Annual Fund Operating Expenses3
Institutional Class	0.48%	0.51%	0.51%
Investor Class	0.83%	0.86%	0.86%
Service Class	0.93%	0.96%	0.96%
Fee Waiver and Expense Reimbursement4
Institutional Class	0.04%	0.03%	0.03%
Investor Class	0.04%	0.03%	0.03%
Service Class	0.04%	0.03%	0.03%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.44%	0.48%	0.48%
Investor Class	0.79%	0.83%	0.83%
Service Class	0.89%	0.93%	0.93%

	Great-West
	Lifetime
	Conservative	Great-West
	2025	Lifetime 2025	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.38%	0.40%	0.40%
Investor Class	0.38%	0.40%	0.40%
Service Class	0.38%	0.40%	0.40%
Total Annual Fund Operating Expenses5
Institutional Class	0.50%	0.52%	0.52%
Investor Class	0.85%	0.87%	0.87%
Service Class	0.95%	0.97%	0.97%
Fee Waiver and Expense Reimbursement6
Institutional Class	0.03%	0.02%	0.02%
Investor Class	0.03%	0.02%	0.02%
Service Class	0.03%	0.02%	0.02%

3See note 1 above.

4See note 2 above.

5See note 1 above.

6See note 2 above.

Total Annual Fund Operating Expenses After

Fee Waiver and Expense Reimbursement
Institutional Class	0.47%	0.50%	0.50%
Investor Class	0.82%	0.85%	0.85%
Service Class	0.92%	0.95%	0.95%

	Great-West
	Lifetime
	Conservative	Great-West
	2030	Lifetime 2030	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.38%	0.42%	0.42%
Investor Class	0.38%	0.42%	0.42%
Service Class	0.38%	0.42%	0.42%
Total Annual Fund Operating Expenses7
Institutional Class	0.50%	0.54%	0.54%
Investor Class	0.85%	0.89%	0.89%
Service Class	0.95%	0.99%	0.99%
Fee Waiver and Expense Reimbursement8
Institutional Class	0.02%	0.02%	0.02%
Investor Class	0.02%	0.02%	0.02%
Service Class	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.48%	0.52%	0.52%
Investor Class	0.83%	0.87%	0.87%
Service Class	0.93%	0.97%	0.97%

	Great-West
	Lifetime
	Conservative	Great-West
	2035	Lifetime 2035	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%

7See note 1 above.

8See note 2 above.

Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.41%	0.44%	0.44%
Investor Class	0.41%	0.44%	0.44%
Service Class	0.41%	0.44%	0.44%
Total Annual Fund Operating Expenses9
Institutional Class	0.53%	0.56%	0.56%
Investor Class	0.88%	0.91%	0.91%
Service Class	0.98%	1.01%	1.01%
Fee Waiver and Expense Reimbursement10
Institutional Class	0.02%	0.01%	0.01%
Investor Class	0.02%	0.01%	0.01%
Service Class	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.51%	0.55%	0.55%
Investor Class	0.86%	0.90%	0.90%
Service Class	0.96%	1.00%	1.00%

	Great-West
	Lifetime
	Conservative	Great-West
	2040	Lifetime 2040	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.43%	0.45%	0.45%
Investor Class	0.43%	0.45%	0.45%
Service Class	0.43%	0.45%	0.45%
Total Annual Fund Operating Expenses11
Institutional Class	0.55%	0.57%	0.57%

9See note 1 above.

10See note 2 above.

11See note 1 above.

Investor Class	0.90%	0.92%	0.92%
Service Class	1.00%	1.02%	1.02%
Fee Waiver and Expense Reimbursement12
Institutional Class	0.01%	0.01%	0.01%
Investor Class	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.54%	0.56%	0.56%
Investor Class	0.89%	0.91%	0.91%
Service Class	0.99%	1.01%	1.01%

	Great-West
	Lifetime
	Conservative	Great-West
	2045	Lifetime 2045	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.44%	0.46%	0.46%
Investor Class	0.44%	0.46%	0.46%
Service Class	0.44%	0.46%	0.46%
Total Annual Fund Operating Expenses13
Institutional Class	0.56%	0.58%	0.58%
Investor Class	0.91%	0.93%	0.93%
Service Class	1.01%	1.03%	1.03%
Fee Waiver and Expense Reimbursement14
Institutional Class	0.01%	0.01%	0.01%
Investor Class	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.55%	0.57%	0.57%
Investor Class	0.90%	0.92%	0.92%
Service Class	1.01%	1.02%	1.02%

12See note 2 above.

13See note 1 above.

14See note 2 above.

	Great-West
	Lifetime
	Conservative	Great-West
	2050	Lifetime 2050	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.45%	0.46%	0.46%
Investor Class	0.45%	0.46%	0.46%
Service Class	0.45%	0.46%	0.46%
Total Annual Fund Operating Expenses15
Institutional Class	0.57%	0.58%	0.58%
Investor Class	0.92%	0.93%	0.93%
Service Class	1.02%	1.03%	1.03%
Fee Waiver and Expense Reimbursement16
Institutional Class	0.01%	0.01%	0.01%
Investor Class	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.56%	0.57%	0.57%
Investor Class	0.91%	0.92%	0.92%
Service Class	1.01%	1.02%	1.02%

	Great-West
	Lifetime
	Conservative	Great-West
	2055	Lifetime 2055	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%

15 See note 1 above.

16 See note 2 above.

Other Expenses (Shareholder Service Fees)

Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.45%	0.46%	0.46%
Investor Class	0.45%	0.46%	0.46%
Service Class	0.45%	0.46%	0.46%
Total Annual Fund Operating Expenses17
Institutional Class	0.57%	0.58%	0.58%
Investor Class	0.92%	0.93%	0.93%
Service Class	1.02%	1.03%	1.03%
Fee Waiver and Expense Reimbursement18
Institutional Class	0.01%	0.01%	0.01%
Investor Class	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.56%	0.57%	0.57%
Investor Class	0.91%	0.92%	0.92%
Service Class	1.01%	1.02%	1.02%

	Great-West
	Lifetime
	Conservative	Great-West
	2060	Lifetime 2060	Combined Fund
Fees	Fund	Fund	Pro Forma
Management Fees
Institutional Class	0.12%	0.12%	0.12%
Investor Class	0.12%	0.12%	0.12%
Service Class	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.00%	0.00%	0.00%
Service Class	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)
Institutional Class	0.00%	0.00%	0.00%
Investor Class	0.35%	0.35%	0.35%
Service Class	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses
Institutional Class	0.43%	0.49%	0.49%
Investor Class	0.43%	0.49%	0.49%
Service Class	0.43%	0.49%	0.49%
Total Annual Fund Operating Expenses19
Institutional Class	0.55%	0.61%	0.61%
Investor Class	0.90%	0.96%	0.96%
Service Class	1.00%	1.06%	1.06%
Fee Waiver and Expense Reimbursement20

17See note 1 above.

18See note 2 above.

19See note 1 above.

20See note 2 above.

Institutional Class	0.01%	0.01%	0.01%
Investor Class	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement
Institutional Class	0.54%	0.60%	0.60%
Investor Class	0.89%	0.95%	0.95%
Service Class	0.99%	1.05%	1.05%

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that any expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that a Fund's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Great-West Lifetime
	Conservative 2015	Great-West Lifetime	Combined Fund Pro
Year	Fund	2015 Fund	Forma

1 Year
Institutional Class	$43	$46	$46
Investor Class	$79	$82	$82
Service Class	$89	$92	$92
3 Years
Institutional Class	$146	$153	$153
Investor Class	$257	$264	$264
Service Class	$288	$296	$296
5 Years
Institutional Class	$258	$270	$270
Investor Class	$450	$462	$462
Service Class	$504	$516	$516
10 Years
Institutional Class	$587	$612	$612
Investor Class	$1,009	$1,033	$1,033
Service Class	$1,127	$1,151	$1,151
	Great-West Lifetime
	Conservative 2020	Great-West Lifetime	Combined Fund Pro
Year	Fund	2020 Fund	Forma

1 Year
Institutional Class	$45	$49	$49
Investor Class	$81	$85	$85
Service Class	$91	$95	$95
3 Years
Institutional Class	$150	$161	$161
		20

	Great-West Lifetime
	Conservative 2020	Great-West Lifetime	Combined Fund Pro
Year	Fund	2020 Fund	Forma

Investor Class	$261	$271	$271
Service Class	$292	$303	$303
5 Years
Institutional Class	$265	$282	$282
Investor Class	$457	$474	$474
Service Class	$511	$528	$528
10 Years
Institutional Class	$600	$638	$638
Investor Class	$1,022	$1,058	$1,058
Service Class	$1,139	$1,175	$1,175
	Great-West Lifetime
	Conservative 2025	Great-West Lifetime	Combined Fund Pro
Year	Fund	2025 Fund	Forma

1 Year
Institutional Class	$48	$51	$51
Investor Class	$84	$87	$87
Service Class	$94	$97	$97
3 Years
Institutional Class	$157	$165	$165
Investor Class	$268	$276	$276
Service Class	$300	$307	$307
5 Years
Institutional Class	$277	$289	$289
Investor Class	$468	$480	$480
Service Class	$523	$534	$534
10 Years
Institutional Class	$625	$651	$651
Investor Class	$1,046	$1,071	$1,071
Service Class	$1,164	$1,188	$1,188
	Great-West Lifetime
	Conservative 2030	Great-West Lifetime	Combined Fund Pro
	Fund	2030 Fund	Forma

1 Year
Institutional Class	$49	$53	$53
Investor Class	$85	$89	$89
Service Class	$95	$99	$99
3 Years
Institutional Class	$161	$171	$171
Investor Class	$271	$282	$282
Service Class	$303	$313	$313
5 Years
Institutional Class	$282	$300	$300
Investor Class	$474	$491	$491
Service Class	$528	$545	$545
10 Years
		21

	Great-West Lifetime
	Conservative 2030	Great-West Lifetime	Combined Fund Pro
	Fund	2030 Fund	Forma

Institutional Class	$638	$675	$675
Investor Class	$1,058	$1,094	$1,094
Service Class	$1,175	$1,211	$1,211
	Great-West Lifetime
	Conservative 2035	Great-West Lifetime	Combined Fund Pro
	Fund	2035 Fund	Forma

1 Year
Institutional Class	$52	$56	$56
Investor Class	$88	$92	$92
Service Class	$98	$102	$102
3 Years
Institutional Class	$168	$178	$178
Investor Class	$279	$289	$289
Service Class	$310	$321	$321
5 Years
Institutional Class	$294	$312	$312
Investor Class	$486	$503	$503
Service Class	$540	$557	$557
10 Years
Institutional Class	$663	$700	$700
Investor Class	$1,082	$1,119	$1,119
Service Class	$1,200	$1,235	$1,235
	Great-West Lifetime
	Conservative 2040	Great-West Lifetime	Combined Fund Pro
Year	Fund	2040 Fund	Forma

1 Year
Institutional Class	$55	$57	$57
Investor Class	$91	$93	$93
Service Class	$101	$103	$103
3 Years
Institutional Class	$175	$182	$182
Investor Class	$286	$292	$292
Service Class	$317	$324	$324
5 Years
Institutional Class	$306	$317	$317
Investor Class	$497	$508	$508
Service Class	$551	$562	$562
10 Years
Institutional Class	$688	$713	$713
Investor Class	$1,107	$1,130	$1,130
Service Class	$1,224	$1,247	$1,247

	Great-West Lifetime
	Conservative 2045	Great-West Lifetime	Combined Fund Pro
Year	Fund	2045 Fund	Forma

1 Year
Institutional Class	$56	$58	$58
Investor Class	$92	$94	$94
Service Class	$102	$104	$104
3 Years
Institutional Class	$178	$185	$185
Investor Class	$289	$295	$295
Service Class	$321	$327	$327
5 Years
Institutional Class	$312	$323	$323
Investor Class	$503	$514	$514
Service Class	$557	$568	$568
10 Years
Institutional Class	$700	$725	$725
Investor Class	$1,119	$1,142	$1,142
Service Class	$1,235	$1,259	$1,259
	Great-West Lifetime
	Conservative 2050	Great-West Lifetime	Combined Fund Pro
Year	Fund	2050 Fund	Forma

1 Year
Institutional Class	$57	$58	$58
Investor Class	$93	$94	$94
Service Class	$103	$104	$104
3 Years
Institutional Class	$182	$185	$185
Investor Class	$292	$295	$295
Service Class	$324	$327	$327
5 Years
Institutional Class	$327	$323	$323
Investor Class	$508	$514	$514
Service Class	$562	$568	$568
10 Years
Institutional Class	$713	$725	$725
Investor Class	$1,130	$1,142	$1,142
Service Class	$1,247	$1,259	$1,259
	Great-West Lifetime
	Conservative 2055	Great-West Lifetime	Combined Fund Pro
Year	Fund	2055 Fund	Forma

1 Year
Institutional Class	$57	$58	$58
Investor Class	$93	$94	$94
Service Class	$103	$104	$104
3 Years
Institutional Class	$182	$185	$185
Investor Class	$292	$295	$295
		23

	Great-West Lifetime
	Conservative 2055	Great-West Lifetime	Combined Fund Pro
Year	Fund	2055 Fund	Forma

Service Class	$324	$327	$327
5 Years
Institutional Class	$317	$323	$323
Investor Class	$508	$514	$514
Service Class	$562	$568	$568
10 Years
Institutional Class	$713	$725	$725
Investor Class	$1,130	$1,142	$1,142
Service Class	$1,247	$1,259	$1,259
	Great-West Lifetime
	Conservative 2060	Great-West Lifetime	Combined Fund Pro
Year	Fund	2060 Fund	Forma

1 Year
Institutional Class	$55	$61	$61
Investor Class	$91	$97	$97
Service Class	$101	$107	$107
3 Years
Institutional Class	$175	$194	$194
Investor Class	$286	$305	$305
Service Class	$317	$336	$336
5 Years
Institutional Class	$306	$339	$339
Investor Class	$497	$530	$530
Service Class	$551	$584	$584
10 Years
Institutional Class	$688	$761	$761
Investor Class	$1,107	$1,177	$1,177
Service Class	$1,224	$1,293	$1,293

With respect to each Acquiring Fund, GWCM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund allocates to a GWL&A Contract. The agreement's current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds' performance. During the most recent fiscal year, the Target Funds' and the Acquiring Funds' turnover rates of the average value of their portfolios are as follows:

Fund		Turnover Rate
Great-West Lifetime Conservative 2015 Fund		19%
Great-West Lifetime 2015 Fund		17%
Great-West Lifetime Conservative 2020 Fund		60%
Great-West Lifetime 2020 Fund		26%
Great-West Lifetime Conservative 2025 Fund		22%
Great-West Lifetime 2025 Fund		22%
	24

Great-West Lifetime Conservative 2030 Fund	45%
Great-West Lifetime 2030 Fund	23%
Great-West Lifetime Conservative 2035 Fund	27%
Great-West Lifetime 2035 Fund	23%
Great-West Lifetime Conservative 2040 Fund	32%
Great-West Lifetime 2040 Fund	22%
Great-West Lifetime Conservative 2045 Fund	28%
Great-West Lifetime 2045 Fund	24%
Great-West Lifetime Conservative 2050 Fund	35%
Great-West Lifetime 2050 Fund	21%
Great-West Lifetime Conservative 2055 Fund	34%
Great-West Lifetime 2055 Fund	26%
Great-West Lifetime Conservative 2060 Fund	12%
Great-West Lifetime 2060 Fund	243%

Investment Restrictions

Each Fund's investment objective and principal investment strategies are non-fundamental and can be changed by Great-West Funds' Board of Directors without shareholder approval.

Performance Information

The bar charts and tables below provide an indication of the risk of investment in each Fund by showing changes in the performance of a Fund's Investor Class shares in each full calendar year since inception and by comparing the Fund's Institutional Class shares, Investor Class shares and Service Class shares average annual total return to the performance of a broad-based securities market index and a secondary index.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Funds Calendar Year Total Returns

Great-West Lifetime Conservative 2015 Fund

Great-West Lifetime 2015 Fund

Great-West Lifetime Conservative 2020 Fund

Great-West Lifetime 2020 Fund

Great-West Lifetime Conservative 2025 Fund

Great-West Lifetime 2025 Fund

Great-West Lifetime Conservative 2030 Fund

Great-West Lifetime 2030 Fund

Great-West Lifetime Conservative 2035 Fund

Great-West Lifetime 2035 Fund

Great-West Lifetime Conservative 2040 Fund

Great-West Lifetime 2040 Fund

Great-West Lifetime Conservative 2045 Fund

Great-West Lifetime 2045 Fund

Great-West Lifetime Conservative 2050 Fund

Great-West Lifetime 2050 Fund

Great-West Lifetime Conservative 2055 Fund

Great-West Lifetime 2055 Fund

Great-West Lifetime Conservative 2060 Fund

No performance data is provided because the Fund does not have a full calendar year of operations.

Great-West Lifetime 2060 Fund

No performance data is provided at this time because the Fund does not have a full calendar year of operations.

The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund's recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

Great-West Lifetime Conservative 2015 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	7.06%

Worst Quarter	September 2011	-6.77%

Great-West Lifetime 2015 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	9.06%

Worst Quarter	September 2011	-10.68%

Great-West Lifetime Conservative 2020 Fund	Quarter Ended	Total Return

Best Quarter	March 2019	6.16%

Worst Quarter	December 2018	-3.60%

Great-West Lifetime 2020 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	7.80%

Worst Quarter	December 2018	-4.94%

Great-West Lifetime Conservative 2025 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	8.65%

Worst Quarter	September 2011	-9.91%

Great-West Lifetime 2025 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.00%

Worst Quarter	September 2011	-14.64%

Great-West Lifetime Conservative 2030 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	7.55%

Worst Quarter	December 2018	-4.80%

Great-West Lifetime 2030 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	9.67%

Worst Quarter	December 2018	-6.74%

Great-West Lifetime Conservative 2035 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	10.52%

Worst Quarter	September 2011	-13.52%

Great-West Lifetime 2035 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.01%

Worst Quarter	September 2011	-16.65%

	35

Great-West Lifetime Conservative 2040 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	9.67%

Worst Quarter	December 2018	-6.95%

Great-West Lifetime 2040 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	11.50%

Worst Quarter	December 2018	-8.76%

Great-West Lifetime Conservative 2045 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.22%

Worst Quarter	September 2011	-15.21%

Great-West Lifetime 2045 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.24%

Worst Quarter	September 2011	-17.08%

Great-West Lifetime Conservative 2050 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	11.02%

Worst Quarter	December 2018	-8.66%

Great-West Lifetime 2050 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	12.06%

Worst Quarter	December 2018	-9.54%

Great-West Lifetime Conservative 2055 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.51%

Worst Quarter	September 2011	-15.56%

Great-West Lifetime 2055 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.35%

Worst Quarter	September 2011	-17.22%

Great-West Lifetime Conservative 2060 Fund	Quarter Ended	Total Return
Best Quarter	N/A	N/A

Worst Quarter	N/A	N/A

Great-West Lifetime 2060 Fund	Quarter Ended	Total Return
Best Quarter	N/A	N/A

Worst Quarter	N/A	N/A

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2015 Fund		One Year	Five Years	Ten Years/
				Since Inception
Great-West Lifetime Conservative 2015 Fund Institutional Class		12.38%	N/A	4.62%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)		26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2015 Index (reflects no
deduction for fees, expenses or taxes)		13.49%	N/A	4.63%
Great-West Lifetime Conservative 2015	Fund Investor Class	11.97%	4.37%	5.71%
Great-West Lifetime Conservative 2015	Fund Service Class	11.91%	4.28%	5.61%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)		26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2015 Index (reflects no
deduction for fees, expenses or taxes)		13.49%	4.72%	5.95%

*Since inception on May 1, 2015

Great-West Lifetime 2015 Fund	One Year	Five Years	Ten Years/
			Since Inception
Great-West Lifetime 2015 Fund Institutional Class	15.53%	N/A	5.56%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2015 Index (reflects no deduction
for fees, expenses or taxes)	16.29%	N/A	5.51%
Great-West Lifetime 2015 Fund Investor Class	15.17%	5.33%	7.00%
Great-West Lifetime 2015 Fund Service Class	14.96%	5.23%	6.91%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2015 Index (reflects no deduction
for fees, expenses or taxes)	16.29%	5.63%	7.11%
* Since inception on May 1, 2015
Great-West Lifetime Conservative 2020 Fund		One Year	Since Inception
			(4/28/2016)
Great-West Lifetime Conservative 2020	Fund Institutional Class	13.45%	6.42%
Great-West Lifetime Conservative 2020	Fund Investor Class	13.09%	6.03%
Great-West Lifetime Conservative 2020	Fund Service Class	13.00%	5.90%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)		26.60%	11.57%
Morningstar Lifetime Conservative 2020 Index (reflects no deduction for fees,
expenses or taxes)		14.89%	6.36%
Great-West Lifetime 2020 Fund		One Year	Since Inception
			(4/28/2016)
Great-West Lifetime 2020	Fund Institutional Class	16.80%	7.88%
Great-West Lifetime 2020	Fund Investor Class	16.44%	7.52%
Great-West Lifetime 2020	Fund Service Class	16.24%	7.42%
Great-West Lifetime Conservative 2025 Fund	One Year	Five Years	Ten Years/
			Since Inception
Great-West Lifetime Conservative 2025 Fund Institutional Class	14.67%	N/A	5.37%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2025 Index (reflects no
deduction for fees, expenses or taxes)	16.30%	N/A	5.51%

Great-West Lifetime Conservative 2025	Fund Investor Class	14.35%	5.15%	6.64%
Great-West Lifetime Conservative 2025	Fund Service Class	14.24%	5.04%	6.53%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)		26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2025 Index (reflects no
deduction for fees, expenses or taxes)		16.30%	5.61%	7.06%
* Since inception on May 1, 2015
Great-West Lifetime 2025 Fund	One Year	Five Years	Ten Years/
			Since Inception
Great-West Lifetime 2025 Fund Institutional Class	18.43%	N/A	6.39%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2025 Index (reflects no deduction
for fees, expenses or taxes)	19.36%	N/A	6.48%
Great-West Lifetime 2025 Fund Investor Class	18.01%	6.24%	8.21%
Great-West Lifetime 2025 Fund Service Class	17.89%	6.13%	8.09%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2025 Index (reflects no deduction
for fees, expenses or taxes)	19.36%	6.66%	8.36%
* Since inception on May 1, 2015
Great-West Lifetime Conservative 2030 Fund		One Year	Since Inception
			(4/28/2016)
Great-West Lifetime Conservative 2030	Fund Institutional Class	16.17%	7.75%
Great-West Lifetime Conservative 2030	Fund Investor Class	15.79%	7.37%
Great-West Lifetime Conservative 2030 Fund Service Class		15.76%	7.26%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)		26.60%	11.57%
Morningstar Lifetime Conservative 2030 Index (reflects no deduction for fees,
expenses or taxes)		17.82%	7.80%
Great-West Lifetime 2030 Fund		One Year	Since Inception
			(4/28/2016)
Great-West Lifetime 2030	Fund Institutional Class	20.52%	9.57%
Great-West Lifetime 2030	Fund Investor Class	20.00%	9.17%
Great-West Lifetime 2030	Fund Service Class	19.84%	9.12%
Great-West Lifetime Conservative 2035 Fund		One Year	Five Years	Ten Years/
				Since Inception
Great-West Lifetime Conservative 2035	Fund Institutional Class	18.33%	N/A	6.45%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)		26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2035 Index (reflects no
deduction for fees, expenses or taxes)		19.58%	N/A	6.59%
Great-West Lifetime Conservative 2035	Fund Investor Class	17.96%	6.27%	7.93%
Great-West Lifetime Conservative 2035	Fund Service Class	17.75%	6.16%	7.82%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)		26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2035 Index (reflects no
deduction for fees, expenses or taxes)		19.58%	6.79%	8.40%
* Since inception on May 1, 2015

Great-West Lifetime 2035 Fund		One Year	Five Years	Ten Years/
				Since Inception

Great-West Lifetime 2035 Fund Institutional Class	22.58%	N/A	7.52%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction
for fees, expenses or taxes)	23.04%	N/A	7.54%
Great-West Lifetime 2035 Fund Investor Class	22.17%	7.40%	9.25%
Great-West Lifetime 2035 Fund Service Class	22.09%	7.29%	9.13%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction
for fees, expenses or taxes)	23.04%	7.82%	9.47%
* Since inception on May 1, 2015
Great-West Lifetime Conservative 2040 Fund		One Year	Since Inception
			(4/28/2016)
Great-West Lifetime Conservative 2040	Fund Institutional Class	20.53%	9.58%
Great-West Lifetime Conservative 2040	Fund Investor Class	20.05%	9.18%
Great-West Lifetime Conservative 2040	Fund Service Class	20.02%	9.10%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)		26.60%	11.57%
Morningstar Lifetime Conservative 2040 Index (reflects no deduction for fees,
expenses or taxes)		21.44%	9.67%
Great-West Lifetime 2040 Fund		One Year	Since Inception
			(4/28/2016)
Great-West Lifetime 2040	Fund Institutional Class	24.18%	10.95%
Great-West Lifetime 2040	Fund Investor Class	23.83%	10.59%
Great-West Lifetime 2040	Fund Service Class	23.63%	10.46%
Great-West Lifetime Conservative 2045 Fund		One Year	Five Years	Ten Years/
				Since Inception
Great-West Lifetime Conservative 2045	Fund Institutional Class	22.27%	N/A	7.40%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)		26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2045 Index (reflects no
deduction for fees, expenses or taxes)		22.92%	N/A	7.48%
Great-West Lifetime Conservative 2045	Fund Investor Class	21.95%	7.29%	8.74%
Great-West Lifetime Conservative 2045	Fund Service Class	21.77%	7.17%	8.63%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)		26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2045 Index (reflects no
deduction for fees, expenses or taxes)		22.92%	7.77%	9.20%
* Since inception on May 1, 2015
Great-West Lifetime 2045 Fund	One Year	Five Years	Ten Years/
			Since Inception
Great-West Lifetime 2045 Fund Institutional Class	25.14%	N/A	8.00%*
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction
for fees, expenses or taxes)	24.97%	N/A	7.90%
Great-West Lifetime 2045 Fund Investor Class	24.59%	7.88%	9.39%
Great-West Lifetime 2045 Fund Service Class	24.51%	7.79%	9.31%
MSCI ACWI Index (reflects no deduction for fees, expenses or
taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction
for fees, expenses or taxes)	24.97%	8.26%	9.69%

* Since inception on May 1, 2015

Great-West Lifetime Conservative 2050 Fund		One Year	Since Inception
			(4/28/2016)
Great-West Lifetime Conservative 2050	Fund Institutional Class	23.21%	10.49%
Great-West Lifetime Conservative 2050	Fund Investor Class	22.89%	10.12%
Great-West Lifetime Conservative 2050	Fund Service Class	22.78%	10.03%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)		26.60%	11.57%
Morningstar Lifetime Conservative 2050 Index (reflects no deduction for fees,
expenses or taxes)		23.70%	10.62%
	Great-West Lifetime 2050 Fund	One Year	Since Inception
			(4/28/2016)
Great-West Lifetime 2050	Fund Institutional Class	25.28%	11.30%
Great-West Lifetime 2050	Fund Investor Class	24.82%	10.85%
Great-West Lifetime 2050	Fund Service Class	24.80%	10.82%
Great-West Lifetime Conservative 2055 Fund	One Year	Five Years	Ten Years/
			Since Inception
Great-West Lifetime Conservative 2055 Fund Institutional Class	23.50%	N/A	7.54%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2055 Index (reflects no deduction
for fees, expenses or taxes)	24.00%	N/A	7.62%
Great-West Lifetime Conservative 2055 Fund Investor Class	23.18%	7.44%	8.77%
Great-West Lifetime Conservative 2055 Fund Service Class	23.01%	7.34%	8.65%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2055 Index (reflects no deduction
for fees, expenses or taxes)	24.00%	7.97%	9.23%
* Since inception on May 1, 2015
Great-West Lifetime 2055 Fund	One Year	Five Years	Ten Years/
			Since Inception
Great-West Lifetime 2055 Fund Institutional Class	25.19%	N/A	7.88%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for
fees, expenses or taxes)	25.05%	N/A	7.79%
Great-West Lifetime 2055 Fund Investor Class	24.70%	7.80%	9.22%
Great-West Lifetime 2055 Fund Service Class	24.70%	7.73%	9.14%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for
fees, expenses or taxes)	25.05%	8.19%	9.50%

* Since inception on May 1, 2015

Average Annual Total Returns data for Great-West Lifetime Conservative 2060 Fund and Great-West Lifetime 2060 Fund is unavailable because these Funds do not have a full calendar year of operations.

Investment Adviser

GWCM, a wholly owned subsidiary of GWL&A, serves as investment adviser to each Fund. GWCM provides investment advisory, fund operations, and accounting services to Great-West Funds. GWCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. GWCM's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. As of December 31, 2019, GWCM provides investment management services for mutual funds and other investment portfolios with total assets of $44.9 billion. GWCM and its affiliates have been providing investment management services since 1969.

The Funds are managed by GWCM's Asset Allocation Committee, comprised of Andrew Corwin and Maria Mendelsberg.

Andrew Corwin, CFA, Portfolio Manager, has managed the Funds since 2014. In addition to the Funds, Mr. Corwin manages the Great-West Profile Funds, Great-West SecureFoundation Funds, and collective investment trusts managed by GWCM. Mr. Corwin was previously an Investment Analyst and Investment Consultant at Strategies, LLC from 2009-2011. Mr. Corwin received a B.S. in business administration with an emphasis in finance as well as a minor in mathematics from the University of Colorado.

Maria Mendelsberg, CFA, Portfolio Manager, has managed the Funds since 2018. In addition to the Funds, Ms. Mendelsberg manages the Great-West Profile Funds, Great-West SecureFoundation Funds and collective investment trusts managed by GWCM. Ms. Mendelsberg was previously a Partner and Investment Principal/Equity Analyst at Cambiar Investors from 1997-2016. Ms. Mendelsberg received a B.A. in Economics and Classics from Brown University.

Advisory Fees

For its services, with respect to the Funds, GWCM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% of each Fund's average daily net assets.

For both the Acquiring Funds and the Target Funds, GWCM is responsible for all fees and expenses incurred in performing the services set forth in the investment advisory agreement and all other fees and expenses, except that each Fund pays all distribution and other fees and expenses incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Service Class shares, all shareholder services fees ("Shareholder Services Fees") with respect to Investor Class and Service Class shares, and any extraordinary expenses, including litigation costs.

With respect to each Fund invested in the GWL&A Contract, GWCM has contractually agreed to reduce its management fee by 0.35% of the amount that the Fund allocates to the GWL&A Contract. Additionally, GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by a Fund in an Unaffiliated Fund. Each such agreement's current term ends on April 30, 2021. Each agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Legal proceedings

GWCM has been named as a defendant in a complaint captioned Obeslo et al. v. Great-West Capital Management, LLC, which was filed in the United States District Court for the District of Colorado on January 29, 2016, and subsequently amended on April 8, 2016 and April 3, 2017 (the "Obeslo Advisory Fee Action"). On August 22, 2016, the Obeslo Advisory Fee Action was consolidated with a separate complaint captioned Duplass, Zwain, Bourgeois, Pfister & Weinstock APLC 401(k) Plan v. Great-West Capital Management, LLC, (the Duplass Action ), which was filed on May 20, 2016 in the United States District Court for the District of Colorado. On April 20, 2017 the Obeslo Advisory Fee Action and the Duplass Action were further consolidated with a separate complaint captioned Obeslo et al. v. Great-West Capital Management, LLC and Great-West Life & Annuity Insurance Company (the "Obeslo Administrative Fee Action"), which was filed in the United States District Court for the District of Colorado on December 23, 2016 (together with the Obeslo Advisory Fee Action and the Duplass Action, the "Consolidated Action"). The Consolidated Action, which was filed by purported shareholders of the Great-West Funds, alleges that GWCM and GWL&A, as applicable, breached their fiduciary duties under Section 36(b) of the 1940 Act with respect to their receipt of advisory fees and administrative services fees, as applicable, paid by the Great-West Funds and GWCM, as applicable. The Consolidated Action requests relief in the form of (1) a declaration that GWCM and GWL&A violated Section 36(b) of the 1940 Act, (2) permanently enjoining GWCM and GWL&A from further violating Section 36(b), (3) awarding compensatory damages, including repayment of excessive investment advisory and administrative fees, (4) rescinding the investment advisory agreement between GWCM and the Great-West Funds and the administrative services agreement between GWL&A and the Great-West Funds and (5) awarding reasonable fees and costs from the Consolidated Action. On September 11, 2018, the District Court granted in part and denied in part GWCM's Motion to Dismiss. On September 28, 2018, the District Court denied GWCM's Motion for Summary Judgment. On October 2, 2018, the Plaintiffs filed a Consolidated Fourth Amended Complaint, as ordered by the District Court in connection with its September 11, 2018 ruling on the Motion to Dismiss. A bench trial was held in January 2020. The District Court has not yet issued a decision.

GWCM believes that the Consolidated Action is without merit, and intends to defend itself vigorously against the allegations. GWCM also believes that the Consolidated Action will not have a material adverse effect on the ability of GWCM to perform its obligations under its investment advisory agreements with the Funds or on the ability of GWL&A to perform its obligations under its agreements with the Funds.

Directors and Officers

As of the date of this Information Statement/Prospectus, there are six members of the Board, one of whom is an "interested person" (as that term is defined in the 1940 Act) and five of whom are not interested persons of Great- West Funds or GWCM (the "Independent Directors"). The names and business addresses of the directors and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under "Management of Great-West Funds" in the Funds' SAI, as supplemented, which is incorporated herein by reference.

Purchase and Sale of Fund Shares

Each Fund is not sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. Permitted Accounts may place orders on any business day to purchase and redeem shares of the Funds based on instructions received from owners of variable contracts or IRAs, or from participants of retirement plans. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator for information concerning the procedures for purchasing and redeeming shares of the Funds.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

Tax Information

Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan, or IRA. Distributions from a college savings program generally are not taxed provided that they are used to pay for qualified higher education expenses. More information regarding federal taxation of Permitted Account owners and participants may be found in the applicable prospectus and/or disclosure documents for that Permitted Account.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

Companies related to the Funds may make payments to insurance companies, broker-dealers and other financial intermediaries for the sale of Fund shares and/or other services. These payments may be a factor that an insurance company, broker-dealer, or other financial intermediary considers in including the Funds as underlying investment options in a Permitted Account. These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson, visit your financial intermediary's website, or consult the variable contract prospectus for more information.

Further Information

Additional information concerning the Acquiring Funds and Target Funds is contained in this Information Statement/Prospectus and additional information regarding the Acquiring Funds is contained in the accompanying Acquiring Funds' prospectus. The cover page of this Information Statement/Prospectus describes how you may obtain further information.

THE PROPOSED REORGANIZATION

The proposed reorganizations will be governed by the Agreement, which is attached as Appendix A. The Agreement provides that each Target Fund will transfer all of its assets to the corresponding Acquiring Fund solely in exchange for the issuance of full and fractional shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Target Fund. The closing of this reorganization will take place at the close of business on the Closing Date.

Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund, and in exchange, the Acquiring Fund will assume all the liabilities of such Target Fund and deliver to the Target Fund full and fractional Institutional Class, Investor Class, and Service Class shares of the Acquiring Fund having a net asset value equal to the value of the assets transferred from the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date. At the designated time on the Closing Date as set forth in the Agreement, each Target Fund will distribute in complete liquidation and termination of the Target Fund, all Acquiring Fund shares received by the Target Fund pro rata, by class, to the Target Fund's shareholders of record. This distribution will be accomplished by the transfer of the Acquiring Fund's shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund's shareholders, and representing the respective pro rata number of the Acquiring Fund's shares of the appropriate class due to such shareholders.

After the distribution described above, all issued and outstanding shares of the Target Funds will be canceled on the books of the Target Funds. As a result of the proposed reorganization, each Target Fund Institutional Class, Investor Class and Service Class shareholder will receive a number of the corresponding Acquiring Fund Institutional Class, Investor Class and Service Class shares equal in net asset value, as of the close of regular trading on the New York Stock Exchange on the Closing Date, to the net asset value as of such time of such Target Fund's Institutional Class, Investor Class and Service Class shares, respectively, surrendered by such shareholder.

The consummation of this reorganization is subject to the terms and conditions set forth in the Agreement and the representations and warranties set forth in the Agreement being true. The Agreement may be terminated by the mutual agreement of the Funds. In addition, any Fund may at its option terminate the Agreement at or before the Closing if

(i)the Closing has not occurred on or before ten months from the date of the Agreement, unless such date is extended by mutual agreement of the parties, or (ii) another party materially breaches its obligations under the Agreement or makes a material and intentional misrepresentation in the Agreement or in connection with the Agreement.

Each Target Fund will, within a reasonable period of time before the Closing, furnish the corresponding Acquiring Fund with a list of the Target Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing, furnish the corresponding Target Fund with a list of the securities, if any, on the Target Fund's list referred to above that do not conform to the Acquiring Fund's investment objective, policies, restrictions or strategies. Each Target Fund, if requested by the corresponding Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing. In addition, if it is determined that the portfolios of a Target Fund and its corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments (e.g., investment objectives, investment policies, and investment restrictions), the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing. Notwithstanding the foregoing, nothing in the Agreement will require a Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Target Fund, such disposition would adversely affect the tax-free nature of its reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund. It is expected that the shareholders of the Target Funds will recognize no gains or losses for federal income tax purposes as a direct result of the reorganizations. For a more detailed discussion of the federal income tax consequences of this reorganization, please see "The Proposed Reorganization—Material Federal Income Tax Consequences" below.

Description of Securities to be Issued

Shares of Common Stock. Each Acquiring Fund offers four classes of shares – Institutional Class, Investor Class, Service Class, and Class L. However, Class L shares of the Target Funds have not yet commenced operations. As such, only Institutional Class, Investor Class, and Service Class shares of the Target Funds are subject of this reorganization and only three of those classes of shares will be issued in this reorganization. Each share of an Acquiring Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each share class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of an Acquiring Fund, the Institutional Class, Investor Class, and Service Class shareholders are entitled to share pro rata in the net assets belonging to such Acquiring Fund allocable to its Institutional Class, Investor Class, and Service Class that are available for distribution after satisfaction of outstanding liabilities of such Acquiring Fund allocable to its Institutional Class, Investor Class, and Service Class. Additional classes of shares may be authorized in the future.

Continuation of Shareholder Accounts and Plans; Share Certificates

Each Acquiring Fund will establish an account for the corresponding Target Fund's shareholders containing the appropriate number of shares of the appropriate class of the Acquiring Fund. The shareholder services and shareholder programs of the Funds are identical.

Service Providers

The Bank of New York Mellon serves as the custodian for the assets of each Fund. DST Systems, Inc. serves as the Funds' transfer agent and dividend paying agent. Deloitte & Touche LLP serves as the Independent Registered Public Accounting Firm for each Fund.

Material Federal Income Tax Consequences

As a condition to each Fund's obligation to consummate its reorganization, each Fund will receive an opinion from Vedder Price P.C. with respect to its reorganization (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

1.The transfer by each Target Fund of all its assets to the corresponding Acquiring Fund solely in exchange for the shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the

Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund's shares received by the Target Fund to the Target Fund's shareholders of record in complete liquidation of the Target

Fund and the termination of the Target Fund as soon as possible thereafter, will constitute "a reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Funds and the Target Funds will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to the reorganization.

2.No gains or losses will be recognized by the Acquiring Fund upon the receipt of all the assets of the corresponding Target Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund.

3.No gain or loss will be recognized by the Target Fund upon the transfer of all the Target Fund's assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund's shares so received to the Target Fund shareholders solely in exchange for such shareholders' shares of the Target Fund in complete liquidation of the Target Fund.

4.No gain or loss will be recognized by shareholders of the Target Fund upon the exchange, pursuant to the Agreement, of all their shares of the Target Fund solely for shares of the corresponding Acquiring Fund.

5.The aggregate basis of the Acquiring Fund shares received by each shareholder of the Target Fund pursuant to the reorganization will be the same as the aggregate basis of the shares of the Target Fund exchanged therefor by such shareholder.

6.The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund pursuant to the reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund's shares are held as capital assets at the effective time of the reorganization.

7.The basis of the assets of a Target Fund received by the corresponding Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the reorganization.

8.The holding period of the assets of a Target Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the reorganization on the Target Funds, the Acquiring Funds, or any shareholder of a Target Fund with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Prior to the closing of the reorganization, each Target Fund will declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to shareholders at least all of the Target Fund's net investment income and realized net capital gains (after reduction for any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through the Closing Date. This distribution may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All such dividends and distributions will be reinvested in additional shares of the Target Fund.

To the extent that a portion of a Target Fund's portfolio assets are sold prior to the reorganization, the federal income tax effect of such sales would depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund's basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that are available to offset future capital gains), would be distributed to the Target Fund's shareholders as capital gain dividends. Any net short-term capital gains (in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund's taxable year in which such gains are recognized.

Shareholders of the Target Funds and investors who hold shares of the Target Funds through a variable contract are not expected to recognize any taxable income, gains or losses for federal income tax purposes as a direct result of the reorganization.

None of the Target Funds' investments are expected to be sold prior to or following the reorganization as a result of any portfolio repositioning. If a Target Fund sells any investments prior to the reorganization, the sale of such investments could result in distributions to shareholders of the Target Fund prior to the reorganization, as described above. Reorganization costs do not include any commissions or other transaction costs that would be incurred due to portfolio repositioning.

Although it is not expected to affect investors who hold shares of the Funds through a Permitted Account, an Acquiring Fund's ability to use, after the reorganization, the corresponding Target Fund's or the Acquiring Fund's pre- reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the reorganization and the amount of unrealized capital gains in the Acquiring Fund and the corresponding Target Fund at time of the reorganization.

In addition, shareholders of a Target Fund will receive a proportionate share of any income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to the reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of a Target Fund may receive greater distributions than they would have had the reorganization of the Target Fund not occurred. Acquiring Funds' shareholders and investors who hold shares of the Acquiring Funds through a variable contract are not expected to recognize any taxable income, gains or losses for federal income tax purposes as a direct result of the reorganization.

This description of material federal income tax consequences of the reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific tax consequences to them of the reorganizations, including the applicability and effect of state, local, non- U.S. and other tax laws.

Reorganization Expenses

The expenses associated with this reorganization include, but are not limited to, legal and auditing fees, as well as the costs of printing and distributing this Information Statement/Prospectus. GWCM will pay all reorganization expenses, which are estimated to be $195,300, whether or not the reorganization is completed.

Capitalization

The following table sets forth the capitalization of the Target Funds and the Acquiring Funds as of December 31, 2019, and the pro forma capitalization of each combined fund as if this reorganization had occurred on that date. These numbers may differ at the Closing Date.

Capitalization Table as of December 31, 2019

	Great-West
	Lifetime	Great-West
	Conservative 2015	Lifetime 2015	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	4,558,346	57,202,499		61,760,845
Shares Outstanding	371,797	4,155,446	(40,658)	4,486,585
Net Asset Value Per Share	12.26	13.77		13.77
Shares Authorized	20,000,000	50,000,000		50,000,000
Service Class
Net Assets	43,836,059	369,554,115		413,390,174
Shares Outstanding	3,546,851	27,010,542	(342,893)	30,214,500
Net Asset Value Per Share	12.36	13.68		13.68
Shares Authorized	35,000,000	135,000,000		135,000,000
Institutional Class
Net Assets	7,082,561	87,560,354		94,642,915
Shares Outstanding	751,002	9,557,715	22,100	10,330,817
Net Asset Value Per Share	9.43	9.16		9.16
Shares Authorized	5,000,000	20,000,000		20,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2020	Lifetime 2020	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
	46

Investor Class
Net Assets	17,430	14,882,865		14,900,295
Shares Outstanding	1,629	1,364,639	(31)	1,366,237
Net Asset Value Per Share	10.70	10.91		10.91
Shares Authorized	20,000,000	5,000,000		5,000,000
Service Class
Net Assets	4,142,678	32,033,972		36,176,650
Shares Outstanding	388,544	2,928,243	(9,860)	3,306,927
Net Asset Value Per Share	10.66	10.94		10.94
Shares Authorized	20,000,000	35,000,000		35,000,000
Institutional Class
Net Assets	1,609,215	57,786,138		59,395,353
Shares Outstanding	152,525	5,292,915	(5,129)	5,440,311
Net Asset Value Per Share	10.55	10.92		10.92
Shares Authorized	5,000,000	12,000,000		12,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2025	Lifetime 2025	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	19,363,295	108,827,654		128,190,949
Shares Outstanding	1,518,893	7,526,833	(179,672)	8,866,054
Net Asset Value Per Share	12.75	14.46		14.46
Shares Authorized	35,000,000	70,000,000		70,000,000
Service Class
Net Assets	96,816,851	1,026,059,723		1,122,876,574
Shares Outstanding	7,559,074	71,383,742	(823,453)	78,119,363
Net Asset Value Per Share	12.81	14.37		14.37
Shares Authorized	35,000,000	230,000,000		230,000,000
Institutional Class
Net Assets	19,515,004	212,287,131		231,802,135
	47

Shares Outstanding	2,342,295	25,054,071	(39,139)	27,357,227
Net Asset Value Per Share	8.33	8.47		8.47
Shares Authorized	5,000,000	60,000,000		60,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2030	Lifetime 2030	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	125,711	10,576,639		10,702,350
Shares Outstanding	11,933	940,753	(751)	951,935
Net Asset Value Per Share	10.53	11.24		11.24
Shares Authorized	20,000,000	35,000,000		35,000,000
Service Class
Net Assets	8,014,234	45,450,653		53,464,887
Shares Outstanding	757,159	4,027,829	(46,939)	4,738,049
Net Asset Value Per Share	10.58	11.28		11.28
Shares Authorized	20,000,000	20,000,000		20,000,000
Institutional Class
Net Assets	1,282,132	78,244,669		79,526,801
Shares Outstanding	120,785	6,948,160	(6,931)	7,062,014
Net Asset Value Per Share	10.61	11.26		11.26
Shares Authorized	5,000,000	15,000,000		15,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2035	Lifetime 2035	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	18,952,539	98,419,575		117,372,114
Shares Outstanding	1,393,565	6,942,138	(56,726)	8,278,977
Net Asset Value Per Share	13.60	14.18		14.18
Shares Authorized	20,000,000	70,000,000		70,000,000
Service Class
Net Assets	88,785,881	984,866,435		1,073,652,316
	48

Shares Outstanding	6,492,943	70,697,527	(119,549)	77,070,921
Net Asset Value Per Share	13.67	13.93		13.93
Shares Authorized	35,000,000	225,000,000		225,000,000
Institutional Class
Net Assets	25,823,423	202,044,381		227,867,804
Shares Outstanding	3,632,819	24,717,024	(473,720)	27,876,123
Net Asset Value Per Share	7.11	8.17		8.17
Shares Authorized	10,000,000	50,000,000		50,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2040	Lifetime 2040	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	13,852	5,111,771		5,125,623
Shares Outstanding	1,220	456,907	18	458,145
Net Asset Value Per Share	11.35	11.19		11.19
Shares Authorized	35,000,000	20,000,000		20,000,000
Service Class
Net Assets	5,742,608	36,468,875		42,211,483
Shares Outstanding	509,214	3,244,006	1,607	3,754,827
Net Asset Value Per Share	11.28	11.24		11.24
Shares Authorized	20,000,000	35,000,000		35,000,000
Institutional Class
Net Assets	932,058	49,238,055		50,170,113
Shares Outstanding	82,458	4,372,297	308	4,455,063
Net Asset Value Per Share	11.30	11.26		11.26
Shares Authorized	5,000,000	10,000,000		10,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2045	Lifetime 2045	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	10,837,822	44,077,160		54,914,982
	49

Shares Outstanding	761,312	3,112,664	4,039	3,878,015
Net Asset Value Per Share	14.24	14.16		14.16
Shares Authorized	20,000,000	35,000,000		35,000,000
Service Class
Net Assets	60,435,161	606,808,261		667,243,422
Shares Outstanding	4,234,942	44,724,267	219,378	49,178,587
Net Asset Value Per Share	14.27	13.57		13.57
Shares Authorized	35,000,000	120,000,000		120,000,000
Institutional Class
Net Assets	14,586,768	129,173,818		143,760,586
Shares Outstanding	2,307,508	15,528,092	(554,020)	17,281,580
Net Asset Value Per Share	6.32	8.32		8.32
Shares Authorized	5,000,000	30,000,000		30,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2050	Lifetime 2050	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	36,520	3,123,924		3,160,444
Shares Outstanding	3,187	268,753	(45)	271,895
Net Asset Value Per Share	11.46	11.62		11.62
Shares Authorized	35,000,000	5,000,000		5,000,000
Service Class
Net Assets	4,557,065	29,274,435		33,831,500
Shares Outstanding	396,318	2,511,606	(5,344)	2,902,580
Net Asset Value Per Share	11.50	11.66		11.66
Shares Authorized	20,000,000	35,000,000		35,000,000
Institutional Class
Net Assets	689,381	32,460,719		33,150,100
Shares Outstanding	60,197	2,784,432	(1,063)	2,843,566
Net Asset Value Per Share	11.45	11.66		11.66
	50

Shares Authorized	5,000,000	5,000,000		5,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2055	Lifetime 2055	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	6,736,705	18,634,163		25,370,868
Shares Outstanding	469,063	1,082,603	(77,676)	1,473,990
Net Asset Value Per Share	14.36	17.21		17.21
Shares Authorized	35,000,000	35,000,000		35,000,000
Service Class
Net Assets	30,773,515	289,414,535		320,188,050
Shares Outstanding	2,136,582	17,406,360	(285,760)	19,257,182
Net Asset Value Per Share	14.40	16.63		16.63
Shares Authorized	35,000,000	70,000,000		70,000,000
Institutional Class
Net Assets	7,857,554	75,955,541		83,813,095
Shares Outstanding	1,130,205	9,724,919	(124,168)	10,730,956
Net Asset Value Per Share	6.95	7.81		7.81
Shares Authorized	5,000,000	35,000,000		35,000,000
	Great-West
	Lifetime	Great-West
	Conservative 2060	Lifetime 2060	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined Fund
Investor Class
Net Assets	10,820	44,891		55,711
Shares Outstanding	1,025	4,242	(3)	5,264
Net Asset Value Per Share	10.56	10.58		10.58
Shares Authorized	35,000,000	50,000,000		50,000,000
Service Class
Net Assets	10,819	22,857		33,676
Shares Outstanding	1,025	2,159	(3)	3,181
Net Asset Value Per Share	10.56	10.59		10.59
	51

Shares Authorized	35,000,000	70,000,000		70,000,000
Institutional Class
Net Assets	463,503	34,334		497,837
Shares Outstanding	43,948	3,241	(195)	46,994
Net Asset Value Per Share	10.55	10.59		10.59
Shares Authorized	5,000,000	10,000,000		10,000,000

Legal Matters

Certain legal matters concerning the federal income tax consequences of this reorganization will be passed on by Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601.

Information Filed with the Securities and Exchange Commission

This Information Statement/Prospectus and the Reorganization SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports, which the Funds have filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current Prospectuses and Statement of Additional Information for the Target Funds and Acquiring Funds is Registration No. 2-75503. Such Prospectuses and Statement of Additional Information relating to the Funds are incorporated herein by reference, insofar as they relate to the Funds.

Financial Highlights

[The financial highlights data of the Acquiring Funds will be provided as part of pre-effective amendment]

THE BOARD'S APPROVAL OF THE REORGANIZATION

Based on the considerations described below, the Board of Directors (the "Board") of Great-West Funds, Inc. determined that the reorganization of each Target Fund into the corresponding Acquiring Fund would be in the best interests of the Target Fund, and that the interests of the Target Fund's existing shareholders would not be diluted as a result of the reorganization. As such, the Board has approved this reorganization.

In preparation for the meeting of the Board held on April 21, 2020, at which this reorganization was considered, GWCM, the investment adviser to the Funds, provided the Board with information for the meeting regarding the proposed reorganization, including the rationale therefor and alternatives considered. GWCM recommended this reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes that this reorganization will benefit the Target Funds and their shareholders by, among other things, allowing the reorganization of each Target Fund into a fund with the same target date, identical investment objective and substantially similar investment strategies, investment risks, performance and total expense ratio.

Prior to approving this reorganization, the Independent Directors reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. In approving this reorganization, the Board considered a number of factors in reaching its determination, including the following:

∙the compatibility of each Target Fund's investment objective, principal investment strategies, and principal investment risks with those of its corresponding Acquiring Fund;

∙the investment performance of each Target Fund and its corresponding Acquiring Fund and the portfolio managers of the Funds;

∙the relative fees and expense ratios of each Target Fund and its corresponding Acquiring Fund;

∙the anticipated federal income tax-free nature of this reorganization;

∙the expected costs of this reorganization and the fact that the Funds would not bear any of such costs;

∙the terms of this reorganization and whether this reorganization would dilute the interests of shareholders of the Funds;

∙the effect of this reorganization on shareholder rights;

∙alternatives to this reorganization; and

∙any potential benefits to GWCM and its affiliates as a result of this reorganization.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

Based on the information presented, the Board noted that each Target Fund has the same target date, identical investment objectives and substantially similar principal investment strategies and principal investment risks as the corresponding Acquiring Fund. In particular, the Board noted that all Funds are funds-of-funds that pursue their investment objectives by investing in other mutual funds and a fixed income contract issued and guaranteed by GWL&A. The Board further noted that the Underlying Funds and asset classes are identical for each Target Fund and its corresponding Acquiring Fund, although the target allocations for such Funds differ.

Investment Performance and Portfolio Management

The Board considered the investment performance of the Funds for the one-year, five-year, ten-year and since inception periods ended December 31, 2019, as available. The Board noted that each Acquiring Fund historically performed better than the corresponding Target Fund due to higher allocations to equity Underlying Funds. The Board also considered that the Funds have the same portfolio managers.

Fees and Expense Ratios

The Board considered the fees and expense ratios of the Funds and the impact of expense caps. The Board considered that the investment advisory fee for the Target Funds and the Acquiring Funds is calculated at the rate of 0.12% of net assets. Further, the Board considered that each share class of the Target Funds and Acquiring Funds has identical Rule 12b-1 fees (0.10% for Service Class) and shareholder services fees (0.35% for Investor Class and Service Class). The Board also noted that the total expense ratio of each Acquiring Fund is higher than the expense ratio of the corresponding Target Fund (ranging in a difference of one to six basis points depending on the share class and Fund), which is due to the greater costs associated with the Acquiring Fund's higher allocations to equity Underlying Funds, as compared to the lower costs associated with the Target Fund's higher allocations to fixed income Underlying Funds.

Federal Income Tax Consequences of this Reorganization

The Board considered the tax implications of this reorganization. The Board noted that this reorganization will be structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes.

Costs of this Reorganization

The Board considered that GWCM will bear all the expenses incurred in connection with this reorganization.

Dilution

The terms of this reorganization are intended to avoid dilution of the interests of the shareholders of the Funds. In this regard, shareholders of each Target Fund will receive the same class of shares in the corresponding Acquiring Fund, equal in total value to the total value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board noted that the shareholders of each Target Fund will receive the same class of shares of the corresponding Acquiring Fund, which is subject to the same Rule 12b-1 and/or shareholder services fees, as applicable. The Board also considered that the Target Funds and the Acquiring Funds are series of Great-West Funds and, as such, the rights of the Target Funds' shareholders are the same as the rights of the Acquiring Funds' shareholders. The Board also considered that shares of all Funds are entitled to one vote per share held and fractional votes for fractional shares held.

Alternatives to this Reorganization

As an alternative, the Board considered liquidating the Target Funds; however, liquidation would require that GWL&A obtain a substitution order from the SEC under Section 26(c) of the 1940 Act in order to move the assets from one fund to another within an insurance company separate account, which is a lengthy process.

Potential Benefits to GWCM and its Affiliates

The Board recognized that this reorganization may result in some potential benefits and economies for GWCM and its affiliates. These may include, for example, costs savings as a result of the elimination of the Target Funds as funds in Great-West Funds' complex.

Conclusion

The Board, including all of the Independent Directors, approved this reorganization, concluding that this reorganization is in the best interests of each Target Fund, and that the interests of each Target Fund's existing shareholders will not be diluted as a result of this reorganization. The Board, including the Independent Directors, also concluded that this reorganization is in the best interests of each Acquiring Fund, and that the interests of existing shareholders of each Acquiring Fund will not be diluted as a result of this reorganization. The Board did not identify any single factor discussed above as all-important or controlling, but considered all such factors together in approving this reorganization.

INFORMATION ABOUT OWNERSHIP OF SHARES OF THE FUND

Outstanding Shares

The tables below provide information about the Funds' outstanding shares of Institutional Class, Investor Class, and Service Class as of December 31, 2019.

As of December 31, 2019, the directors and officers of the Target Funds as a group owned less than 1% of the total outstanding shares of each Target Fund and as a group owned less than 1% of shares of each Target Fund. Likewise, as of December 31, 2019, the directors and officers of the Acquiring Funds as a group owned less than 1% of the total outstanding shares of each Acquiring Fund and as a group owned less than 1% of shares of each Acquiring Funds.

Target Fund	Institutional Class	Investor Class	Service Class
Great-West Lifetime Conservative 2015 Fund	751,002	371,797	3,546,851
Great-West Lifetime Conservative 2020 Fund	152,525	1,629	388, 544
Great-West Lifetime Conservative 2025 Fund	2,342,295	1,518,893	7,559,074
Great-West Lifetime Conservative 2030 Fund	120,785	11,933	757,159
Great-West Lifetime Conservative 2035 Fund	3,632,819	1,393,565	6,492,943
Great-West Lifetime Conservative 2040 Fund	82,458	1,220	509,214
Great-West Lifetime Conservative 2045 Fund	2,307,508	761,312	4,234,942
Great-West Lifetime Conservative 2050 Fund	60,197	3,187	396,318
Great-West Lifetime Conservative 2055 Fund	1,130,205	469,063	2,136,582
Great-West Lifetime Conservative 2060 Fund	43,948	1,025	1,025
	54

Acquiring Fund	Institutional Class	Investor Class	Service Class
Great-West Lifetime 2015 Fund	9,557,715	4,155,446	27,010,542
Great-West Lifetime 2020 Fund	5,292,915	1,364,639	2,928, 243
Great-West Lifetime 2025 Fund	25,054,071	7,526,833	71,383,742
Great-West Lifetime 2030 Fund	6,948,160	940,753	4,027,829
Great-West Lifetime 2035 Fund	24,717,024	6,942,138	70,697,527
Great-West Lifetime 2040 Fund	4,372,297	456,907	3,244,006
Great-West Lifetime 2045 Fund	15,528,092	3,112,664	44,724,267
Great-West Lifetime 2050 Fund	2,784,432	268,753	2,511,606
Great-West Lifetime 2055 Fund	9,724,919	1,082,603	17,406,360
Great-West Lifetime 2060 Fund	3,241	4,242	2,159

The above tables do not include information related to Class L shares of the Funds because Class L shares are not part of this reorganization.

Beneficial Ownership

The following tables set forth the percentage of ownership of each person who, as of April 1, 2020, owns of record, or is known by the Funds to own of record or beneficially, 5% or more of any class of shares of any Fund. The tables also set forth the estimated percentage of shares of each Acquiring Fund that would have been owned by such parties if this reorganization had occurred on April 1, 2020. These amounts may differ on the Closing Date.

Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of a Fund can control the Fund and determine the outcome of a shareholder meeting. The votes of the shareholders of the Target Funds are not being solicited since their approval or consent is not necessary for this reorganization to take place.

Target Funds

				Estimated Pro Forma
				Percentage of
			Percentage	Ownership of the
			of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2015 Fund	401(k) Savings Plan	Greenwood Village,	68.95%	0%
Institutional Class		CO 80111
		333 Three D Systems
	3D Systems Corporation	Cir, Rock Hill, SC	28.54%	0%
		29730
Great-West Lifetime	Future Funds II Series	8515 E. Orchard Road,
Conservative 2015 Fund		Greenwood Village,	30.50%	0%
	Account
Investor Class		CO 80111
	Emerald Performance	2020 Front St., Suite
		100, Cuyahoga Falls,	22.08%	0%
	Materials, LLC
		OH 44221

	City of Santa Barbara 457	PO Box 1990 Santa
	Deferred Compensation		13.68%	0%
		Barbara, CA 93102
	Plan

	Great-West Lifetime	8515 E. Orchard Road,
		Greenwood Village,	10.57%	0%
	Advantage IRA
		CO 80111

		500 Ala Moana Blvd
	Oahu Publications, Inc.	Bldg 7 Ste 500, 7	6.49%	0%
	401(k) Profit Sharing Plan	Waterfront Plaza,

		Honolulu, HI 96813
		55

Target Funds

				Estimated Pro Forma
				Percentage of
			Percentage	Ownership of the
			of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
	Tresca Brothers Concrete,	66 Main St, Millis,	5.55%	0%
	Sand & Gravel	MA 02054

	San Francisco Print Media	835 Market Street
		Suite 550, San	5.39%	0%
	401K	Francisco CA 94103

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2015 Fund	401(k) Savings Plan	Greenwood Village,	51.07%	0%
Service Class		CO 80111
	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	44.08%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2020 Fund	401(k) Savings Plan	Greenwood Village,	99.71%	0%
Institutional Class		CO 80111
Great-West Lifetime	Great-West Capital	8515 E. Orchard Road,
Conservative 2020 Fund		Greenwood Village,	67.78%	0%
Investor Class	Management, LLC	CO 80111

	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	32.22%	0%
	401(k) Savings Plan	CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2020 Fund		Greenwood Village,	88.54%	0%
Service Class	401(k) Savings Plan	CO 80111

	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	10%	0%
	Account
		CO 80111

Great-West Lifetime		333 Three D Systems
Conservative 2025 Fund	3D Systems Corporation	Cir, Rock Hill, SC	45.42%	0%
Institutional Class		29730
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	42.24%	0%
	401(k) Savings Plan	CO 80111

	Future Funds Series	8515 E. Orchard Road,
		Greenwood Village,	12.35%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2025 Fund	401(k) Savings Plan	Greenwood Village,	44.65%	0%
Investor Class		CO 80111
	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	14.17%	0%
	Account
		CO 80111

		500 Ala Moana Blvd
	Oahu Publications, Inc.	Bldg 7 Ste 500, 7	14.04%	0%
	401(k) Profit Sharing Plan	Waterfront Plaza,

		Honolulu, HI 96813
	City of Santa Barbara 457	PO Box 1990 Santa
	Deferred Compensation		12.93%	0%
		Barbara, CA 93102
	Plan

		56

Target Funds

				Estimated Pro Forma
				Percentage of
			Percentage	Ownership of the
			of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West Lifetime	Future Funds II Series	8515 E. Orchard Road,
Conservative 2025 Fund		Greenwood Village,	51.34%	0%
	Account
Service Class		CO 80111
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	42.94%	0%
	401(k) Savings Plan	CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2030 Fund	401(k) Savings Plan	Greenwood Village,	98.41%	0%
Institutional Class		CO 80111
Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2030 Fund	401(k) Savings Plan	Greenwood Village,	89.34%	0%
Investor Class		CO 80111
	Great-West Capital	8515 E. Orchard Road,
		Greenwood Village,	10.66%	0%
	Management, LLC
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2030 Fund	401(k) Savings Plan	Greenwood Village,	74.93%	0%
Service Class		CO 80111
	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	23.66%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2035 Fund	401(k) Savings Plan	Greenwood Village,	57.39%	0%
Institutional Class		CO 80111
		333 Three D Systems
	3D Systems Corporation	Cir, Rock Hill, SC	32.12%	0%
		29730
	Future Funds Series	8515 E. Orchard Road,
		Greenwood Village,	10.38%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2035 Fund		Greenwood Village,	60,67%	0%
Investor Class	401(k) Savings Plan	CO 80111

	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	11.90%	0%
	Account
		CO 80111

	City of Santa Barbara 457	PO Box 1990 Santa
	Deferred Compensation		9.46%	0%
		Barbara, CA 93102
	Plan

		500 Ala Moana Blvd
	Oahu Publications, Inc.	Bldg 7 Ste 500, 7	8.32%	0%
	401(k) Profit Sharing Plan	Waterfront Plaza,

		Honolulu, HI 96813
Great-West Lifetime	Future Funds II Series	8515 E. Orchard Road,
Conservative 2035 Fund		Greenwood Village,	48.20%	0%
	Account
Service Class		CO 80111
	Empower Retirement, LLC	8525 E. Orchard Rd.,	47.32%	0%
	401(k) Savings Plan	Greenwood Village,
		CO 80111

		57

Target Funds

				Estimated Pro Forma
				Percentage of
			Percentage	Ownership of the
			of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2040 Fund	401(k) Savings Plan	Greenwood Village,	98.70%	0%
Institutional Class		CO 80111
Great-West Lifetime	Great-West Capital	8515 E. Orchard Road,
Conservative 2040 Fund		Greenwood Village,	99.60%	0%
Investor Class	Management, LLC	CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2040 Fund	401(k) Savings Plan	Greenwood Village,	71.84%	0%
Service Class		CO 80111
	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	23.83%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2045 Fund	401(k) Savings Plan	Greenwood Village,	59.85%	0%
Institutional Class		CO 80111
		333 Three D Systems
	3D Systems Corporation	Cir, Rock Hill, SC	31.95%	0%
		29730
	Future Funds Series	8515 E. Orchard Road,
		Greenwood Village,	8.20%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2045 Fund	401(k) Savings Plan	Greenwood Village,	69.84%	0%
Investor Class		CO 80111
	City of Santa Barbara 457	PO Box 1990 Santa
	Deferred Compensation		9.45%	0%
		Barbara, CA 93102
	Plan

		500 Ala Moana Blvd
	Oahu Publications, Inc.	Bldg 7 Ste 500, 7	7.17%	0%
	401(k) Profit Sharing Plan	Waterfront Plaza,

		Honolulu, HI 96813
Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2045 Fund	401(k) Savings Plan	Greenwood Village,	47.23%	0%
Service Class		CO 80111
	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	44.79%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2050 Fund		Greenwood Village,	94.88%	0%
Institutional Class	401(k) Savings Plan	CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2050 Fund		Greenwood Village,	60.61%	0%
Investor Class	401(k) Savings Plan	CO 80111

	Great-West Capital	8515 E. Orchard Road,
		Greenwood Village,	39.39%	0%
	Management, LLC
		CO 8011

Target Funds

				Estimated Pro Forma
				Percentage of
			Percentage	Ownership of the
			of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2050 Fund	401(k) Savings Plan	Greenwood Village,	78.63%	0%
Service Class		CO 80111
	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	18.31%	0%
	Account
		CO 80111

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2055 Fund	401(k) Savings Plan	Greenwood Village,	52.48%	0%
Institutional Class		CO 80111
		333 Three D Systems
	3D Systems Corporation	Cir, Rock Hill, SC	41.88%	0%
		29730
	Future Funds Series	8515 E. Orchard Road,
		Greenwood Village,	5.64%	0%
	Account
		CO 80111

Great-West Lifetime	City of Santa Barbara 457	PO Box 1990 Santa
Conservative 2055 Fund	Deferred Compensation		27.03%	0%
		Barbara, CA 93102
Investor Class	Plan

	Emerald Performance	2020 Front St., Suite
		100, Cuyahoga Falls,	18.89%	0%
	Materials, LLC
		OH 44221

	Murphy Warehouse	701 24th Avenue SE,
	Company Profit Sharing
		Minneapolis, MN	9.81%	0%
	and Savings Plan for Utility
		55414
	Employees
		500 Ala Moana Blvd
	Oahu Publications, Inc.	Bldg 7 Ste 500, 7	9.61%	0%
	401(k) Profit Sharing Plan	Waterfront Plaza,

		Honolulu, HI 96813
	Murphy Logistics	701 24th Avenue SE,
		Minneapolis, MN	7.25%	0%
	Solutions, Inc.
		55414

	San Francisco Print Media	835 Market Street
		Suite 550, San	5.97%	0%
	401K	Francisco CA 94103

Great-West Lifetime	Empower Retirement, LLC	8525 E. Orchard Rd.,
Conservative 2055 Fund	401(k) Savings Plan	Greenwood Village,	48.49%	0%
Service Class		CO 80111
	Future Funds II Series	8515 E. Orchard Road,
		Greenwood Village,	45.61%	0%
	Account
		CO 80111

Great-West Lifetime	Great-West Capital	8515 E. Orchard Road,
Conservative 2060 Fund		Greenwood Village,	90.84%	0%
	Management, LLC
Institutional Class		CO 80111
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	7.30%	0%
	401(k) Savings Plan	CO 80111

Target Funds

Estimated Pro Forma
Percentage of
			Percentage	Ownership of the
			of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West Lifetime	Great-West Capital	8515 E. Orchard Road,
Conservative 2060 Fund		Greenwood Village,	100.00%	0%
Management, LLC
Investor Class		CO 80111
Great-West Lifetime	Great-West Capital	8515 E. Orchard Road,
Conservative 2060 Fund		Greenwood Village,	100.00%	0%
Service Class	Management, LLC	CO 80111

*The above tables do not include information related to Class L shares of the Funds because Class L shares are not part of this reorganization.

Acquiring Funds

				Estimated Pro Forma
				Percentage of
				Ownership of the
			Percentage of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West		8525 E. Orchard Rd.,
Lifetime 2015	Empower Retirement, LLC
		Greenwood Village,	33.74%	36.64%
Fund Institutional	401(k) Savings Plan
		CO 80111
Class

		2001 Medical
	Anne Arundel Medical Center	Parkway, Wayson
	Employee Salary Reduction	Pavilion, Ste 350,	15.58%	14.30%
	Plan	Annapolis, MD
		21401-2777
	Great-West Capital	8515 E. Orchard
		Road, Greenwood	10.19%	9.35%
	Management, LLC
		Village, CO 80111

	City of Durango Employees	949 Second Avenue,
		Durango, CO 81301-	9.18%	8.42%
	401A Plan
		5109

Great-West		8515 E. Orchard
Lifetime 2015
	Future Funds II Series Account	Road, Greenwood	60.96%	57.37%
Fund Investor
		Village, CO 80111
Class

	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	14.04%	13.21%
	401(k) Savings Plan
		CO 80111

	West Virginia State Treasurer's	322 70th Street SE,
		Charleston, WV	6.57%	6.18%
	Office	25304

Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2015		Greenwood Village,	63.22%	61.72%
	401(k) Savings Plan
Fund Service Class		CO 80111
		8515 E. Orchard
	Future Funds II Series Account	Road, Greenwood	31.97%	33.46%
		Village, CO 80111

Acquiring Funds

				Estimated Pro Forma
				Percentage of
				Ownership of the
			Percentage of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West		8515 E. Orchard
Lifetime 2020	Great-West Capital
		Road, Greenwood	41.43%	34.54%
Fund Institutional	Management, LLC
		Village, CO 80111
Class

	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	35.09%	33.42%
	401(k) Savings Plan
		CO 80111

	Metro Transportation Authority	1900 Main, PO Box
		61429 Houston, TX	15.89%	15.14%
	Harris County	77208-1429

Great-West		8515 E. Orchard
Lifetime 2020	GWLA Schwab Advisor
		Road, Greenwood	37.62%	37.57%
Fund Investor	Choice Variable Annuity
		Village, CO 80111
Class

	GWLA Variable Annuity 2	8515 E. Orchard
		Road, Greenwood	22.48%	22.45%
	Series Accounts
		Village, CO 80111

	West Virginia State Treasurer's	322 70th Street SE,
		Charleston, WV	20.49%	20.47%
	Office	25304

	GWLA Schwab OneSource	8515 E. Orchard
		Road, Greenwood	6.05%	6.04%
	Choice Variable Annuity
		Village, CO 80111

Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2020		Greenwood Village,	65.94%	63.99%
	401(k) Savings Plan
Fund Service Class		CO 80111
		8515 E. Orchard
	Future Funds II Series Account	Road, Greenwood	31.05%	27.60%
		Village, CO 80111
Great-West		8525 E. Orchard Rd.,
Lifetime 2025	Empower Retirement, LLC
		Greenwood Village,	34.46%	31.54%
Fund Institutional	401(k) Savings Plan
		CO 80111
Class

		2001 Medical
	Anne Arundel Medical Center	Parkway, Wayson
	Employee Salary Reduction	Pavilion, Ste 350,	15.58%	14.26%
	Plan	Annapolis, MD
		21401-2777
	Great-West Capital	8515 E. Orchard
		Road, Greenwood	12.16%	11.14%
	Management, LLC
		Village, CO 80111

	Fairfax County Public Schools	8115 Gatehouse
		Road, Ste 270, Falls	6.17%	5.64%
	401K	Church, VA 22042

Great-West		8515 E. Orchard
Lifetime 2025
	Future Funds II Series Account	Road, Greenwood	57.53%	49.84%
Fund Investor
		Village, CO 80111
Class

		61

Acquiring Funds

				Estimated Pro Forma
				Percentage of
				Ownership of the
			Percentage of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	11.94%	16.31%
	401(k) Savings Plan
		CO 80111

Great-West		8515 E. Orchard
Lifetime 2025	Future Funds II Series Account	Road, Greenwood	34.68%	36.39%
Fund Service Class		Village, CO 80111
Great-West		8525 E. Orchard Rd.,
Lifetime 2030	Empower Retirement, LLC
		Greenwood Village,	40.23%	43.87%
Fund Institutional	401(k) Savings Plan
		CO 80111
Class

	Great-West Capital	8515 E. Orchard
		Road, Greenwood	35.34%	33.13%
	Management, LLC
		Village, CO 80111

	Metro Transportation Authority	1900 Main, PO Box
		61429 Houston, TX	12.42%	11.64%
	Harris County	77208-1429

Great-West		322 70th Street SE,
Lifetime 2030	West Virginia State Treasurer's
		Charleston, WV	25.60%	25.30%
Fund Investor	Office	25304
Class

	GWLA Variable Annuity 2	8515 E. Orchard
		Road, Greenwood	23.69%	23.42%
	Series Accounts
		Village, CO 80111

	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	20.63%	20.39%
	401(k) Savings Plan
		CO 80111

	GWLA COLI-VUL 2 Series	8515 E. Orchard
		Road, Greenwood	17.57%	17.37%
	Accounts
		Village, CO 80111

Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2030		Greenwood Village,	69.28%	70.17%
	401(k) Savings Plan
Fund Service Class		CO 80111
		8515 E. Orchard
	Future Funds II Series Account	Road, Greenwood	25.26%	21.28%
		Village, CO 80111
Great-West		8525 E. Orchard Rd.,
Lifetime 2035	Empower Retirement, LLC
		Greenwood Village,	38.18%	40.79%
Fund Institutional	401(k) Savings Plan
		CO 80111
Class

		2001 Medical
	Anne Arundel Medical Center	Parkway, Wayson
	Employee Salary Reduction	Pavilion, Ste 350,	15.17%	13.11%
	Plan	Annapolis, MD
		21401-2777
	Great-West Capital	8515 E. Orchard
		Road, Greenwood	10.44%	9.03%
	Management, LLC
		Village, CO 80111

Acquiring Funds

				Estimated Pro Forma
				Percentage of
				Ownership of the
			Percentage of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,		7.79%
	401(k) Savings Plan
		CO 80111

	West Virginia State Treasurer's	322 70th Street SE,
		Charleston, WV		5.07%
	Office	25304

Great-West		8515 E. Orchard
Lifetime 2035	Future Funds II Series Account	Road, Greenwood	56.96%	49.84%
Investor Class		Village, CO 80111
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	13.91%	19.75%
	401(k) Savings Plan
		CO 80111

Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2035		Greenwood Village,	55.70%	50.79%
	401(k) Savings Plan
Service Class		CO 80111

		8515 E. Orchard
	Future Funds II Series Account	Road, Greenwood	35.21%	32.10%
		Village, CO 80111
Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2040		Greenwood Village,	40.39%	39.05%
	401(k) Savings Plan
Institutional Class		CO 80111
	Great-West Capital	8515 E. Orchard
		Road, Greenwood	28.82%	27.86%
	Management, LLC
		Village, CO 80111

	Metro Transportation Authority	1900 Main, PO Box
		61429 Houston, TX	17.01%	16.44%
	Harris County	77208-1429

Great-West	West Virginia State Treasurer's	322 70th Street SE,
Lifetime 2040		Charleston, WV	35.89%	35.76%
Investor Class	Office	25304

	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	28.87%	28.77%
	401(k) Savings Plan
		CO 80111

	GWLA COLI-VUL 2 Series	8515 E. Orchard
		Road, Greenwood	25.57%	25.48%
	Accounts
		Village, CO 80111

Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2040		Greenwood Village,	71.53%	71.58%
	401(k) Savings Plan
Service Class		CO 80111

		8515 E. Orchard
	Future Funds II Series Account	Road, Greenwood	22.71%	19.40%
		Village, CO 80111
Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2045		Greenwood Village,	40.52%	43.16%
	401(k) Savings Plan
Institutional Class		CO 80111

Acquiring Funds

				Estimated Pro Forma
				Percentage of
				Ownership of the
			Percentage of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
		2001 Medical
	Anne Arundel Medical Center	Parkway, Wayson
	Employee Salary Reduction	Pavilion, Ste 350,	14.38%	12.41%
	Plan	Annapolis, MD
		21401-2777
	Great-West Capital	8515 E. Orchard
		Road, Greenwood	9.24%	7.97%
	Management, LLC
		Village, CO 80111

		220 North Hastings
	City of Hastings, Nebraska	Avenue, Hastings, NE	6.48%	5.59%
		68901
Great-West		8515 E. Orchard
Lifetime 2045	Future Funds II Series Account	Road, Greenwood	45.91%	39.61%
Investor Class		Village, CO 80111
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	20.64%	28.97%
	401(k) Savings Plan
		CO 80111

Great-West		8515 E. Orchard
Lifetime 2045	Future Funds II Series Account	Road, Greenwood	33.03%	30.06%
Service Class		Village, CO 80111
Great-West		8525 E. Orchard Rd.,
Lifetime 2050	Empower Retirement, LLC
		Greenwood Village,	41.04%	39.48%
Fund Institutional	401(k) Savings Plan
		CO 80111
Class

	Great-West Capital	8515 E. Orchard
		Road, Greenwood	27.13%	26.10%
	Management, LLC
		Village, CO 80111

	Metro Transportation Authority	1900 Main, PO Box
		61429 Houston, TX	21.40%	20.58%
	Harris County	77208-1429

Great-West		8525 E. Orchard Rd.,
Lifetime 2050	Empower Retirement, LLC
		Greenwood Village,	42.61%	42.02%
Fund Investor	401(k) Savings Plan
		CO 80111
Class

	GWLA Variable Annuity 2	8515 E. Orchard
		Road, Greenwood	20.16%	19.88%
	Series Accounts
		Village, CO 80111

	West Virginia State Treasurer's	322 70th Street SE,
		Charleston, WV	15.34%	15.12%
	Office	25304

	GWLA COLI-VUL 2 Series	8515 E. Orchard
		Road, Greenwood	13.03%	12.85%
	Accounts
		Village, CO 80111

Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2050		Greenwood Village,	71.82%	72.76%
	401(k) Savings Plan
Fund Service Class		CO 80111
		8515 E. Orchard
	Future Funds II Series Account	Road, Greenwood	21.85%	18.84%
		Village, CO 80111
		64

Acquiring Funds

				Estimated Pro Forma
				Percentage of
				Ownership of the
			Percentage of	Acquiring Fund After
Fund/Class*	Name of Owner	Address of Owner	Ownership	this Reorganization
Great-West		8525 E. Orchard Rd.,
Lifetime 2055	Empower Retirement, LLC
		Greenwood Village,	38.11%	39.69%
Fund Institutional	401(k) Savings Plan
		CO 80111
Class

		2001 Medical
	Anne Arundel Medical Center	Parkway, Wayson
	Employee Salary Reduction	Pavilion, Ste 350,	19.98%	17.78%
	Plan	Annapolis, MD
		21401-2777
	Great-West Capital	8515 E. Orchard
		Road, Greenwood	9.34%	8.31%
	Management, LLC
		Village, CO 80111

	Metro Transportation Authority	1900 Main, PO Box	7.63%	6.79%
	Harris County	61429 Houston, TX
		77208-1429

Great-West		8515 E. Orchard
Lifetime 2055
	Future Funds II Series Account	Road, Greenwood	46.58%	35.67%
Fund Investor
		Village, CO 80111
Class

	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	29.90%	22.90%
	401(k) Savings Plan
		CO 80111

Great-West	Empower Retirement, LLC	8525 E. Orchard Rd.,
Lifetime 2055		Greenwood Village,	58.58%	57.42%
	401(k) Savings Plan
Fund Service Class		CO 80111
		8515 E. Orchard
	Future Funds II Series Account	Road, Greenwood	34.65%	35.91%
		Village, CO 80111
Great-West		8515 E. Orchard
Lifetime 2060	Great-West Capital
		Road, Greenwood	7.26%	72.31%
Fund Institutional	Management, LLC
		Village, CO 80111
Class

	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	82.56%	22.65%
	401(k) Savings Plan
		CO 80111

Great-West		322 70th Street SE,
Lifetime 2060	West Virginia State Treasurer's
		Charleston, WV	77.63%	63.10%
Fund Investor	Office	25304
Class

	Great-West Capital	8515 E. Orchard
		Road, Greenwood	22.63%	36.90%
	Management, LLC
		Village, CO 80111

Great-West	Great-West Capital	8515 E. Orchard
Lifetime 2060		Road, Greenwood	21.74%	64.15%
	Management, LLC
Fund Service Class		Village, CO 80111
	Empower Retirement, LLC	8525 E. Orchard Rd.,
		Greenwood Village,	42.87%	35.22%
	401(k) Savings Plan
		CO 80111

		65

*The above table does not include information related to Class L shares of the Funds because Class L shares are not part of this reorganization.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 21st day of April, by and among Great-West Funds, Inc., a Maryland corporation (the "Corporation"), on behalf of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), and Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, and Great-West Lifetime Conservative 2060 Fund (each an "Acquired Fund" and collectively, the "Acquired Funds"), and together with each Acquiring Fund, each a "Fund" and collectively the "Funds"), and Great-West Capital Management, LLC ("GWCM"), investment adviser for the Funds (for purposes of sections 8.3 and 10.2 of this Agreement only). The principal place of business of the Corporation is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

For each Reorganization (as defined below), this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of each Acquired Fund into its corresponding Acquiring Fund (as set forth on Schedule A hereto) will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for Institutional Class, Investor Class, and Service Class voting shares of common stock, $0.10 par value per share, of such Acquiring Fund (the "Acquiring Fund Shares") and the assumption by such Acquiring Fund of all of liabilities of the Acquired Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund Shares received by the Acquired Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (each, a "Reorganization" and collectively, the "Reorganizations").

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.Transfer of Assets of the Acquired Funds to the Acquiring Funds in Consideration for Acquiring Fund Shares and the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Funds

1.1Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to its corresponding Acquiring Fund as set forth on Schedule A hereto all of the Acquired Fund's assets as set forth in section 1.2, and each Acquiring Fund agrees in consideration therefor (i) to deliver to its such Acquired Fund that number of full and fractional Institutional Class, Investor Class, and Service Class Acquiring Fund Shares determined with respect to each class of shares by dividing the value of the Acquired Fund's assets net of any liabilities with respect to the corresponding class of the Acquired Fund, as set forth in Schedule A, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, as set forth in Schedule A, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of such Acquired Fund. All Acquiring Fund Shares delivered to its corresponding Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

1.2The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund (the

"Assets") shall consist of all assets as of the time of the Closing, including, without limitation, all cash, cash equivalents, securities, commodities and futures contracts and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund to be prepared as of the effective time of the Closing in accordance with accounting principles generally accepted in the United States of America ("GAAP") applied consistently with those of such Acquired Fund's most recent audited statement of assets and liabilities. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay dividends and other distributions for the purpose of distributing all or substantially all of the Acquired Fund's income and gains so as to avoid the imposition of income or excise taxes).

1.3Each Acquired Fund will endeavor, to the extent practicable, to discharge all its liabilities and obligations that are accrued prior to the Closing. Notwithstanding the foregoing, any liabilities of an Acquired Fund not so discharged shall be assumed by the corresponding Acquiring Fund, which assumed liabilities shall include all of such Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including but not limited to ant deferred compensation payable by the Acquired Fund to the Corporation's directors.

1.4Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to the Acquired Fund's Institutional Class, Investor Class, and Service Class shareholders of record (the "Acquired Fund Shareholders"), determined as of the time of such distribution, on a pro rata basis, by class, the corresponding class of Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished with respect to the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders of such Acquired Fund. The Acquiring Funds shall have no obligation to inquire as to the validity, propriety or correctness of such records received from the Acquired Funds, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value as of the Valuation Time (as defined in section 2.1) of Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders, shall be equal to the aggregate net asset value of the corresponding Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.5Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund.

Shares of each Acquiring Fund will be issued in the manner described in the Acquiring Fund's most recently effective prospectus and statement of additional information.

1.6Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7All books and records of each Acquired Fund, including, without limitation, all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after the Closing Date and shall be turned over to the corresponding Acquiring Fund as soon as practicable following the Closing.

2.Valuation

2.1The value of the Assets and the liabilities of an Acquired Fund shall be computed as of the close of regular trading on The New York Stock Exchange (the "NYSE") on the Closing Date (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions, using the valuation procedures set forth in the Corporation's Articles of Amendment and Restatement, as amended, the corresponding Acquiring Fund's most recently effective prospectus and statement of additional information and any other valuation policies or procedures applicable to the Acquiring Fund then in effect, copies of which have been delivered to the Acquired Fund.

2.2The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

2.3All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940

Act and shall be subject to confirmation by each Fund's respective Independent Registered Public Accounting Firm upon the reasonable request of its corresponding Fund.

3.Closing and Closing Date

3.1The Closing of the transactions contemplated by this Agreement shall occur on August 14,

2020 or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m., Eastern Time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Funds, or at such other place and time as the parties may agree.

3.2Each Acquired Fund shall deliver, or cause to be delivered, to the corresponding Acquiring Fund at the Closing a schedule of its Assets.

3.3DST Systems, Inc., as transfer agent for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Institutional Class, Investor Class, and Service Class shares of each Acquired Fund owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited as of the Closing to the corresponding Acquired Fund or provide evidence satisfactory to such Acquired

Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the

Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.4In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Corporation (the "Board"), accurate appraisal of the value of the net assets or shares of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.Representations and Warranties

4.1The Corporation, on behalf of each Acquired Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a)The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation's Articles of Amendment and Restatement, as amended (the "Articles"), to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquired Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation's Articles. The Corporation and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

(b)The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

(d)The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation's Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

(e)No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund's knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 2019, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)Since December 31, 2019, there has not been any material adverse change in the

Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio shall not constitute a material adverse change;

(h)All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquired Fund's knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund;

(i)For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending with the Closing Date), as a "regulated investment company" under the Code (a

"RIC"), (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and at or prior to the Valuation Time will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain after reduction for any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code (as such terms are defined in the Code), in each case that has accrued or will accrue on or prior to the Closing Date, and (iii) has been, and will be (in the case of the taxable year ending with the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquired Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquired Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and as of Closing will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of DST Systems, Inc., as provided in section 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares;

(l)At the Closing, the Acquired Fund will have good and marketable title to the

Acquired Fund's Assets to be transferred to the Acquiring Fund pursuant to section 1.1 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(m)The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(n)The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to the Financial Industry Regulatory Authority ("FINRA")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(o)The most recently effective prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(p)The Acquired Fund shares have been duly established and designated by the

Board.

4.2The Corporation, on behalf of each Acquiring Fund, represents and warrants to each corresponding Acquired Fund as follows:

(a)The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation's Articles, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquiring Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation's Articles. The Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required by state securities laws;

(d)The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation's Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquiring Fund's knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2019, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)Since December 31, 2019, there has not been any material adverse change in the

Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio shall not constitute a material adverse change;

(h)All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquiring Fund's knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund;

(i)For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquiring Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquiring Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing have been duly authorized and, when so issued and delivered, will be legally and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

(m)At the Closing, the Acquiring Fund will have good and marketable title to the

Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

(n)The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(o)The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(p)The most recently effective prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(q)The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing; and

(r)The Acquiring Fund Shares have been duly established and designated by the

Board.

5.Covenants of the Acquiring Funds and the Acquired Funds

The Corporation on behalf of each Fund covenants as follows:

5.1Each Acquiring Fund and each Acquired Fund, covenants to operate its business in the ordinary course from the date hereof through the Closing except as otherwise provided herein, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and such changes as are contemplated by the Fund's normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Acquired Fund covenants and agrees to coordinate its portfolio, as set forth in section 5.13, in order that at the Closing, when the Assets are added to the corresponding

Acquiring Fund's portfolio, the resulting portfolio will be consistent with the implementation of the Acquiring Fund's investment objective, policies, strategies and restrictions - on the Closing Date, a written description of which has been delivered to the Acquired Fund.

5.2Upon reasonable notice, the Corporation's officers and agents shall have reasonable access to each Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4Each Acquired Fund covenants that it will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as such Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm such Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue the Acquiring Fund's operations after the Closing and to consummate the transactions contemplated herein; provided, however, that the Corporation may take such actions it reasonably deems advisable after the Closing as circumstances change.

5.8Each Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as such Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to such Acquired Fund title to and possession of all Acquiring Fund Shares to be transferred to such Acquired Fund pursuant to this Agreement and (ii) assume all of the liabilities of such Acquired Fund.

5.9Immediately after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing in complete liquidation of the Acquired Fund and each Acquired Fund's existence shall as soon as possible thereafter be terminated under applicable law.

5.10Each Acquiring Fund and each Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.11The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Corporation, the Acquiring Fund or the Acquired Fund with respect to each Reorganization shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Corporation, each Acquiring Fund and each Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated herein in section 8.3.

5.12At or prior to the Valuation Time, each Acquired Fund will declare and pay to its shareholders a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders at least (i) all of the excess of (x) the Acquired Fund's interest income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund's investment company taxable income as defined in Code Section 852 (computed without regard to any deduction for dividends paid) and (iii) all of the

Acquired Fund's realized net capital gain (after reduction by any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code), in each case for both the current taxable year (which will end on the Closing Date) and all preceding taxable years.

5.13Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of the corresponding Acquired Fund that the Acquiring Fund does not wish to acquire because they are not consistent with the Acquiring Fund's investment objective, policies, restrictions or strategies on the Closing Date, and the

Acquired Fund agrees to dispose of such assets prior to the Closing. Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets that it would like the corresponding Acquired Fund to purchase so that, immediately after the Closing, the Acquiring Fund's portfolio will be consistent with the Acquiring Fund's investment objective, policies, restrictions and strategies on the Closing Date, and the corresponding Acquired Fund agrees to purchase prior to the Closing such assets (to the extent consistent with the Acquired Fund's investment objective, policies, restrictions or strategies) pursuant to the Acquiring Fund's investment objective, policies, restrictions or strategies on the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of or purchase any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of its Reorganization for federal income tax purposes or would otherwise not be in the best interests of such Acquired Fund.

5.14The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders of each Acquired

Fund (the "Registration Statement"). The Registration Statement shall include an information statement of each Acquired Fund and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other parties with the materials and information necessary to prepare the information statement and related materials, for inclusion therein.

6.Conditions Precedent to Obligations of the Acquired Funds

The obligations of the Corporation, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder at or before the Closing, and, in addition thereto, the following further conditions:

6.1All representations and warranties of the Corporation, on behalf of such Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the corresponding Acquired Fund, its adviser or any of their affiliates) against such Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to such Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2Such Acquiring Fund shall have delivered to the corresponding Acquired Fund at the

Closing a certificate executed in its name by the Corporation's President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation, on behalf of such Acquiring Fund, made in this Agreement are true and correct as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3The Corporation, on behalf of such Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Acquiring Fund at or before the Closing.

7.Conditions Precedent to Obligations of the Acquiring Funds

The obligations of the Corporation, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquired Fund of all of the obligations to be performed by it hereunder at or before the Closing and, in addition thereto, the following further conditions:

7.1All representations and warranties of the Corporation, on behalf of such Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the corresponding Acquiring Fund, its adviser or any of their affiliates) against such Acquired Fund or its investment adviser, directors or officers arising out of this Agreement and (ii) no facts known to such Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2Such Acquired Fund shall have delivered to the corresponding Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing, certified by the Treasurer or an Assistant Treasurer of the Corporation.

7.3Such Acquired Fund shall have delivered to the corresponding Acquiring Fund at the

Closing a certificate executed in its name by the Corporation's President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to such Acquired Fund made in this Agreement are true and correct and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4The Corporation on behalf of such Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Acquired Fund at or before the Closing.

8.Further Conditions Precedent to Obligations of the Acquiring Funds and the Acquired Funds

The obligations under this Agreement of each Acquired Fund and its corresponding Acquiring Fund with respect to its Reorganization shall be subject to the fulfillment or waiver of the following conditions:

8.1At the Closing, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Corporation, on behalf of the Acquiring Fund or Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either Fund may for itself waive any of such conditions.

8.3The Funds shall have received an opinion of Vedder Price P.C. addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(a)The transfer of all the Acquired Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund immediately followed by the pro rata, by class, distribution to the Acquired Fund Shareholders of all the Acquiring Fund Shares received by the Acquired Fund in complete liquidation of the Acquired Fund and the termination of the Acquired Fund as soon as possible thereafter will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired

Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders' shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the effective time of the Reorganization.

(f)The basis of the Acquired Fund's assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on an Acquired Fund, an Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds and GWCM or its affiliates, and the Corporation, each Fund and GWCM and its affiliates will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this section 8.3.

8.4The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.Reserved

10.Fees and Expenses

10.1The Corporation, on behalf of the Acquiring Funds and the Acquired Funds, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2GWCM will pay all expenses incurred by each Acquired Fund and each Acquiring Fund in connection with its Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of supplements to the Corporation's Registration Statement; (b) postage; (c) printing;

(d)accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. GWCM will also bear any transaction costs incurred through the sale and purchase of assets pursuant to section 5.13. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of an Acquired Fund or an Acquiring Fund, as the case may be, as a RIC.

11.Entire Agreement

The parties agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

12.Termination

This Agreement may be terminated with respect to a Reorganization and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, or (ii) by any party if the Closing shall not have occurred on or before ten months from the date of Agreement, unless such date is extended by mutual agreement of the parties, or (iii) by any party if another party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or the Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Corporation, on behalf of an Acquiring Fund and its corresponding Acquired Fund, as specifically authorized by the Board.

14.Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to an Acquired Fund or an Acquiring Fund, 8515 East Orchard Road, 2T2, Greenwood Village, Colorado 80111, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.Headings; Counterparts; Assignment; Limitation of Liability

15.1The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of an Acquiring Fund and an Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the

Corporation or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first written above by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:

Secretary

Attest:

Secretary

AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTIONS 8.3 AND 10.2 HERETO

GREAT-WEST CAPITAL MANAGEMENT, LLC

By: Jonathan Kreider

Its: President & CEO

By: Kelly New

Its: Assistant Treasurer

GREAT-WEST FUNDS, INC., on behalf of Great- West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, Great-West Lifetime Conservative 2060

By: Mary C. Maiers

Its: Chief Financial Officer & Treasurer

GREAT-WEST FUNDS, INC., on behalf of Great- West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, Great-West Lifetime 2060

By: Mary C. Maiers

Its: Chief Financial Officer & Treasurer

SCHEDULE A

SUMMARY OF EACH REORGANIZATION

(Shareholders of each Acquired Fund will receive shares of the Acquiring Fund as designated below)

Acquired Fund and Share Class	Acquiring Fund and Share Class
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund – Service Class Shares
A-15

- Service Class Shares
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055	Fund – Service Class Shares
- Service Class Shares
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060	Fund – Institutional Class Shares
- Institutional Class Shares
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060	Fund – Investor Class Shares
- Investor Class Shares
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060	Fund – Service Class Shares
- Service Class Shares

STATEMENT OF ADDITIONAL INFORMATION

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015, GREAT-WEST LIFETIME 2020, GREAT-WEST LIFETIME 2025, GREAT-WEST LIFETIME 2030, GREAT-WEST LIFETIME 2035, GREAT-WEST LIFETIME 2040, GREAT-WEST LIFETIME 2045, GREAT-WEST LIFETIME 2050, GREAT-WEST LIFETIME 2055, and

GREAT-WEST LIFETIME 2060 FUNDS

Relating to the Acquisition of the Assets and Liabilities of

GREAT-WEST LIFETIME CONSERVATIVE 2015, GREAT-WEST LIFETIME CONSERVATIVE 2020, GREAT-WEST LIFETIME CONSERVATIVE 2025, GREAT-WEST LIFETIME CONSERVATIVE 2030, GREAT-WEST LIFETIME CONSERVATIVE 2035, GREAT-WEST LIFETIME CONSERVATIVE 2040, GREAT-WEST LIFETIME CONSERVATIVE 2045, GREAT-WEST LIFETIME CONSERVATIVE 2050, GREAT-WEST LIFETIME CONSERVATIVE 2055, and GREAT-WEST LIFETIME CONSERVATIVE

2060 FUNDS

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(866) 831-7129

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated [________ __, 2020] relating to these reorganizations of the Great-West Lifetime Conservative 2015, Great-West Lifetime Conservative 2020, Great-West Lifetime Conservative 2025, Great- West Lifetime Conservative 2030, Great-West Lifetime Conservative 2035, Great-West Lifetime Conservative 2040, Great-West Lifetime Conservative 2045, Great-West Lifetime Conservative 2050, Great-West Lifetime Conservative 2055, and Great-West Lifetime Conservative 2060 Funds, respectively (each a "Target Fund" and, collectively, the "Target Funds,"), into, respectively, the Great-West Lifetime 2015, Great-West Lifetime 2020, Great-West Lifetime 2025, Great-West Lifetime 2030, Great-West Lifetime 2035, Great-West Lifetime 2040, Great-West Lifetime 2045, Great-West Lifetime 2050, Great-West Lifetime 2055, and Great-West Lifetime 2060 Funds (each an "Acquiring Fund" and, collectively, the "Acquiring Funds"), as described in the Information Statement/Prospectus. The Target Funds and the Acquiring Funds are collectively referred to herein as the "Funds" or individually as a "Fund." Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Great-West Funds at the address or phone number shown above or by calling (866) 831-7129. Capitalized terms used herein that are not defined have the same meaning as in the Information Statement/Prospectus.

Further information about the Funds is contained in the Funds' Statement of Additional Information, dated [_______

__, 2020], as supplemented through the date of this SAI, and is incorporated herein by reference only insofar as it relates to the Target Funds and the Acquiring Funds. No other parts are incorporated by reference herein.

The unaudited pro forma financial information, attached hereto as Appendix A, is intended to present the financial condition and related results of operations of each Acquiring Fund as if its reorganization had been consummated on December 31, 2019.

The audited financial statements and related independent registered public accounting firm's report for the Acquiring and Target Funds are contained in the Acquiring and Target Funds' Annual Reports for the fiscal year ended December 31, 2019.

The date of this Statement of Additional Information is [________ __, 2020].

APPENDIX A

Pro Forma Financial Information

(Unaudited)

[PLACEHOLDER Full Pro Forma to be inserted in the following order: Statement of Investments, Statement of Assets and Liabilities, Statement of Operations, Notes to Financials – will be provided by pre-effective amendment]

PART C

OTHER INFORMATION

Item 15. Indemnification

Registrant's Articles of Amendment and Restatement provides as follows:

Each director and each officer of Great-West Funds shall be indemnified by Great-West Funds to the full extent permitted by the General Laws of the State of Maryland.

Maryland Code, Corporations and Associations, § 2-418 provides:

(a)(1) In this section the following words have the meanings indicated.

(2)"Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(3)"Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan.

(4)"Expenses" include attorney's fees.

(5)(i) "Official capacity" means:

(1)When used with respect to a director, the office of director in the corporation; and

(2)When used with respect to a person other than a director as contemplated in subsection (j) of this section, the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(ii)"Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(6)"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)"Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i)The act or omission of the director was material to the matter giving rise to the proceeding; and

1.Was committed in bad faith; or

2.Was the result of active and deliberate dishonesty; or

(ii)The director actually received an improper personal benefit in money, property, or services; or

(iii)In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2)(i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii)However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3)(i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii)The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4)A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i)For a proceeding brought to enforce indemnification under this section; or

(ii)If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c)A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d)Unless limited by the charter:

(1)A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section, or in the defense of any claim, issue, or matter in the proceeding, shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding, claim, issue, or matter in which the director has been successful.

(2)A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i)If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii)If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) of this section shall be limited to expenses.

(3)A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

(e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2)Such determination shall be made:

(i)By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii)By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii)By the stockholders.

(3)Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in paragraph (2)(ii) of this subsection for selection of such counsel.

(4)Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i)A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii)A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2)The undertaking required by paragraph (1)(ii) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3)Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e)(2) of this section.

(g)The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h)This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i)For purposes of this section:

(1)The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2)Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3)Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Unless limited by the charter:

(1)An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d) of this section;

(2)A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3)A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2)A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3)The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l)Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting.

** *

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)(1) Articles of Amendment and Restatement dated March 16, 2011 are incorporated by reference to Registrant's Post-Effective Amendment No. 110 to the Registration Statement filed on April 25, 2011 (File No. 2-75503).

(1)(a)(2) Articles of Amendment dated May 1, 2011 and Articles Supplementary dated April 18, 2011 are incorporated by reference to Registrant's Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No. 2-75503).

(1)(a)(3) Articles of Amendment dated July 1, 2011 and Articles Supplementary dated July 2, 2011 are incorporated by reference to Registrant's Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No. 2-75503).

(1)(a)(4) Articles Supplementary dated July 24, 2012 are incorporated by reference to Registrant's Post-Effective Amendment No. 128 to the Registration Statement filed on August 16, 2012 (File No. 2-75503).

(1)(a)(5) Articles Supplementary dated September 12, 2012 are incorporated by reference to Registrant's Post- Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(6) Articles of Amendment dated September 24, 2012 are incorporated by reference to Registrant's Post- Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(7) Articles Supplementary dated May 1, 2013 are incorporated by reference to Registrant's Post-Effective Amendment No. 131 filed on April 26, 2013 (File No. 2-75503).

(1)(a)(8) Articles Supplementary January 14, 2013 are incorporated by reference to Registrant's Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(9) Articles of Amendment dated September 1, 2013 are incorporated by reference to Registrant's Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(10) Articles Supplementary dated December 20, 2013 are incorporated by reference to Registrant's Post- Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(11) Articles Supplementary dated May 1, 2015 are incorporated by reference to Registrant's Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(1)(a)(12) Articles Supplementary dated June 19, 2015 are incorporated by reference to Registrant's Post-Effective Amendment No. 138 filed on June 24, 2015 (File No. 2-75503).

(1)(a)(13) Articles of Amendment dated April 29, 2016 and Articles Supplementary dated August 28, 2015; December 17, 2015; April 12, 2016 and April 28, 2016 are incorporated by reference to Registrant's Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503).

(1)(a)(14) Articles of Amendment dated October 14, 2016; April 10, 2017 and May 1, 2017 and Articles

Supplementary dated July 27, 2016 and October 17, 2016 are incorporated by reference to Registrant's Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(1)(a)(15) Articles Supplementary dated December 29, 2017 are incorporated by reference to Registrant's Post- Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(1)(a)(16) Articles of Amendment dated July 17, 2017; September 29, 2017 and April 27, 2018 and Articles Supplementary dated June 30, 2017 and July 14, 2017 are incorporated by reference to Registrant's Post-Effective Amendment No. 151 filed on April 27, 2018 (File No. 2-75503).

(1)(a)(17) Articles Supplementary dated May 17, 2018 are incorporated by reference to Registrant's Post-Effective Amendment No. 155 filed on June 21, 2018 (File No. 2-75503).

(1)(a)(18) Articles of Amendment dated August 24, 2018 and Articles Supplementary dated May 1, 2014 and September 10, 2018 are incorporated by reference to Registrant's Post-Effective Amendment No. 158 filed on August 28, 2018 (File No. 2-75503).

(1)(a)(19) Articles Supplementary dated December 3, 2018; December 21, 2018; April 12, 2019 and May 1, 2019 are incorporated by reference to Registrant's Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2- 75503).

(1)(a)(20) Articles of Amendment dated July 1, 2019; Articles Supplementary dated August 20, 2019; and Articles of Amendment and Articles Supplementary dated October 25, 2019 are incorporated by reference to Registrant's Post- Effective Amendment No. 168 filed on October 11, 2019.

(1)(a)(21) Articles Supplementary dated February 26, 2020 and April 29, 2020 are incorporated by reference to Registrant's Post-Effective Amendment No.170 filed on April 20, 2020.

(2) Amended and Restated Bylaws are incorporated by reference to Registrant's Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(3)Not Applicable.

(4)Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement.

(5)Not Applicable.

(6)(a)(1) Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 1, 2017 is incorporated by reference to Registrant's Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(6)(a)(2) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated January 4, 2018 is incorporated by reference to Registrant's Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(6)(a)(3) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated April 27, 2018 is incorporated by reference to Registrant's Post-Effective Amendment No. 151 filed on April 27, 2018 (File No. 2-75503).

(6)(a)(4) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 17, 2018 is incorporated by reference to Registrant's Post-Effective Amendment No. 155 filed on June 21, 2018 (File No. 2-75503).

(6)(a)(5) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated August 1, 2017 and August 24, 2018 are incorporated by reference to Registrant's Post- Effective Amendment No. 158 filed on August 28, 2018 (File No. 2-75503).

(6)(a)(6) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated July 17, 2017 and January 11, 2019 are incorporated by reference to Registrant's Post- Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(6)(a)(7) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated October 25, 2019 is incorporated by reference to Registrant's Post-Effective Amendment No. 168 filed on October 11, 2019.

(6)(a)(8) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 1, 2020 is filed herewith.

(7)(a)(1) Form of Principal Underwriting Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(7)(a)(2) Amendments to Principal Underwriting Agreement are to be filed by amendment.

(8)Not Applicable.

(9) Amended and Restated Custody Agreement with The Bank of New York Mellon dated July 1, 2015 is incorporated by reference to Registrant's Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(10)(a)Service Class Distribution Plan under Rule 12b-1 is to be filed by amendment.

(10)(b)Class L Distribution and Service Plan under Rule 12b-1 is to be filed by amendment

(10)(c) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for certain Funds (Institutional Class, Investor Class, Investor II Class and Class L) dated May 1, 2019 is incorporated by reference to Registrant's Form N- 14 Registration Statement filed on June 14, 2019 (File No. 333-232139) .

(11)Legal Opinion is filed herewith

(12)Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Information Statement/Prospectus is filed herewith.

(13)(a) Securities Lending Agreement to be filed by amendment

(13)(b)(1) Rule 22c-2 Shareholder Information Agreement with GWFS Equities, Inc. dated April 16, 2007 is incorporated by reference to Registrant's Post-Effective Amendment No. 88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503).

(13)(b)(2) SEC Rule 22c-2 Amendment to Rule 22c-2 Shareholder Information Agreement dated January 1, 2011 is incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(13)(c)(1) Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2015 is incorporated by reference to Registrant's Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(13)(c)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2016 is incorporated by reference to Registrant's Post-Effective Amendment No. 142 filed on April 29, 2016 (File No. 2-75503).

(13)(c)(3) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2017 is incorporated by reference to Registrant's Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(c)(4) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated January 11, 2019 is incorporated by reference to Registrant's Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(13)(d)(1) Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2015 is incorporated by reference to Registrant's Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(13)(d)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2016 is incorporated by reference to Registrant's Post-Effective Amendment No. 142 filed on April 29, 2016 (File No. 2-75503).

(13)(d)(3) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2017 is incorporated by reference to Registrant's Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(d)(4) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated January 11, 2019 is incorporated by reference to Registrant's Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(13)(d)(5) Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2015 is incorporated by reference to Registrant's Post-Effective Amendment No. 142 filed on April 29, 2016 (File No. 2-75503).

(13)(d)(6) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2017 is incorporated by reference to Registrant's Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(e) Shareholder Services Agreement for certain Great-West Funds is to be filed by amendment.

(14)Written Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, is to be filed by amendment.

(15)Not Applicable.

(16)Powers of Attorney for Ms. Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake are filed herewith.

Item 17. Undertakings

(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)The undersigned Registrant agrees that an executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus will be filed with the Securities and Exchange Commission following the closing of this reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Greenwood Village and State of Colorado, on the 27th day of April, 2020.

GREAT-WEST FUNDS, INC.

(Registrant)

By:	/s/ Jonathan Kreider
Jonathan D. Kreider
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ Gail H. Klapper*	Director	April 27, 2020
Gail H. Klapper*
	/s/ Stephen G. McConahey*	Director	April 27, 2020
Stephen G. McConahey*
	/s/ James A. Hillary*	Director	April 27, 2020
James A. Hillary*
	/s/ R. Timothy Hudner*	Director	April 27, 2020
R. Timothy Hudner*
	/s/ Steven A. Lake*	Director	April 27, 2020
Steven A. Lake*
	/s/ Jonathan D. Kreider	President & Chief Executive	April 27, 2020
	Jonathan D. Kreider	Officer
	/s/ Mary C. Maiers	Chief Financial	April 27, 2020
	Mary C. Maiers	Officer & Treasurer
*By:	/s/ Ryan L. Logsdon		April 27, 2020
Ryan L. Logsdon (Attorney-in-fact)

*Powers of Attorney for Ms. Klapper, Messrs. McConahey, Hillary, Hudner, and Lake are filed herewith.